UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.0%
Financials - 21.7%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	6,700	$243,411
Bank of New York Mellon Corp.	4,500	130,455
The Blackstone Group LP	100,975	1,433,845
Credit Suisse Group AG	23,347	1,298,977
Deutsche Bank AG	8,500	649,297
Franklin Resources, Inc.	9,295	935,077
The Goldman Sachs Group, Inc.	42,589	7,851,282
Julius Baer Holding AG	15,215	763,111
Macquarie Group Ltd.	19,400	1,001,628
Man Group PLC	81,526	432,963
Morgan Stanley	41,000	1,266,080

		16,006,126

Commercial Banks - 3.7%
ABSA Group Ltd.	5,800	92,982
Australia & New Zealand Banking Group Ltd.	34,135	731,198
Banco do Brasil SA	25,500	449,517
Banco Santander Central Hispano SA	85,074	1,374,318
Barclays PLC (a)	163,600	969,547
BB&T Corp.	28,300	770,892
BNP Paribas SA	15,834	1,270,710
Credit Agricole SA	36,962	776,009
Danske Bank A/S (a)	16,200	428,121
Hana Financial Group, Inc.	5,300	181,772
HSBC Holdings PLC	47,753	546,796
Industrial & Commercial Bank of China Ltd.-Class H	536,000	401,301
Intesa Sanpaolo SpA (a)	104,000	461,436
KB Financial Group, Inc. (a)	10,345	530,842
Lloyds Banking Group PLC (a)	253,139	420,421
National Australia Bank Ltd.	20,300	549,328
National Bank of Canada	5,100	283,617
Regions Financial Corp.	44,900	278,829
Societe Generale-Class A	9,025	730,003
Standard Bank Group Ltd.	22,100	286,882
Standard Chartered PLC	54,459	1,345,211
Sumitomo Mitsui Financial Group, Inc.	11,900	412,481
Turkiye Garanti Bankasi AS	51,500	195,638
U.S. Bancorp	68,900	1,506,154

UniCredito Italiano SpA (a)	40,100	157,387
United Overseas Bank Ltd.	26,000	308,351
Wells Fargo & Co.	87,000	2,451,660
Westpac Banking Corp.	19,300	445,403

		18,356,806

Consumer Finance - 0.2%
Capital One Financial Corp.	22,500	803,925
ORIX Corp.	4,340	263,600

		1,067,525

Diversified Financial Services - 2.7%
Bank of America Corp.	161,400	2,730,888
CME Group, Inc.-Class A	5,565	1,715,078
Hong Kong Exchanges and Clearing Ltd.	29,300	528,615
JP Morgan Chase & Co.	193,217	8,466,769

		13,441,350

Insurance - 2.0%
ACE Ltd.	9,500	507,870
Allianz SE	5,700	711,097
Allstate Corp.	30,900	946,158
Aviva PLC	60,554	435,318
Chubb Corp.	6,400	322,624
Everest Re Group Ltd.	1,900	166,630
Fairfax Financial Holdings Ltd.	600	222,891
Fidelity National Financial, Inc.-Class A	6,200	93,496
Industrial Alliance Insurance and Financial Services, Inc.	700	19,163
Lincoln National Corp.	23,600	611,476
MetLife, Inc.	29,700	1,130,679
Muenchener Rueckversicherungs AG (MunichRe)	3,700	589,715
Old Mutual PLC	111,600	178,858
PartnerRe Ltd.	3,600	276,984
Principal Financial Group, Inc.	24,200	662,838
QBE Insurance Group Ltd.	10,724	226,747
Sun Life Financial, Inc.	5,200	162,948
The Travelers Co., Inc.	26,600	1,309,518
Unum Group	26,700	572,448
XL Capital Ltd.-Class A	42,000	733,320

		9,880,778

Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	7,025	381,809
Allied Properties Real Estate Investment Trust	6,800	104,987
Ascendas Real Estate Investment Trust	492,000	671,476
BioMed Realty Trust, Inc.	20,200	278,760
Brandywine Realty Trust	48,650	537,096
British Land Co. PLC	49,136	374,091
Canadian Real Estate Investment Trust	21,870	527,013
CapitaMall Trust	222,940	291,372
CBL & Associates Properties, Inc.	52,450	508,765
Chartwell Seniors Housing Real Estate Investment Trust	21,700	134,783
Cominar Real Estate Investment Trust	22,129	403,041

Corio NV	4,200	290,296
Corporate Office Properties Trust	17,700	652,776
Developers Diversified Realty Corp.	54,323	501,945
DiamondRock Hospitality Co. (a)	31,700	256,770
Digital Realty Trust, Inc.	17,600	804,496
Duke Realty Corp.	22,300	267,823
DuPont Fabros Technology, Inc. (a)	21,000	279,930
Education Realty Trust, Inc.	26,300	155,959
Entertainment Properties Trust	15,750	537,705
Equity Residential	4,850	148,895
Essex Property Trust, Inc.	3,400	270,572
Eurocommercial Properties NV	1,200	47,578
Extra Space Storage, Inc.	23,200	244,760
Fonciere Des Regions	3,100	361,590
Government Properties Income Trust (a)	11,450	274,914
H&R Real Estate Investment Trust	23,800	309,434
HCP, Inc.	9,150	262,971
Health Care REIT, Inc.	14,700	611,814
Home Properties, Inc.	9,488	408,838
Hospitality Properties Trust	20,300	413,511
Host Hotels & Resorts, Inc.	23,729	279,290
ING Office Fund	639,300	313,469
InnVest Real Estate Investment Trust	38,000	157,941
Japan Real Estate Investment Corp.-Class A	35	285,714
Kenedix Realty Investment Corp.-Class A	27	101,057
Kite Realty Group Trust	10,100	42,117
Klepierre	34,462	1,370,501
Land Securities Group PLC	91,372	914,856
LaSalle Hotel Properties	22,600	444,316
Liberty Property Trust	7,600	247,228
The Link REIT	104,500	230,203
Mack-Cali Realty Corp.	15,500	501,115
Macquarie CountryWide Trust	123,911	69,652
Mercialys SA	6,324	251,416
Mid-America Apartment Communities, Inc.	8,850	399,400
Morguard Real Estate Investment Trust	23,300	250,704
National Retail Properties, Inc.	10,597	227,518
Nationwide Health Properties, Inc.	12,400	384,276
Nomura Real Estate Office Fund, Inc.-Class A	68	450,810
Orix JREIT, Inc.-Class A	70	361,575
Primaris Retail Real Estate Investment Trust	44,483	631,524
ProLogis	54,225	646,362
Public Storage	5,600	421,344
Rayonier, Inc.	11,700	478,647
Realty Income Corp.	15,400	395,010
Regency Centers Corp.	10,350	383,468
RioCan Real Estate Investment Trust (b)	1,400	23,537
RioCan Real Estate Investment Trust (Toronto)	16,387	275,502
Simon Property Group, Inc.	25,856	1,795,176

Societe Immobiliere de Location pour l’Industrie et le Commerce	2,100	271,509
Starwood Property Trust, Inc. (a)	15,000	303,750
Stockland	157,880	565,105
Sunstone Hotel Investors, Inc.	50,113	355,802
Tanger Factory Outlet Centers	10,600	395,804
Taubman Centers, Inc.	11,450	413,116
UDR, Inc.	18,100	284,894
Unibail-Rodamco	13,578	2,827,666
Ventas, Inc.	16,200	623,700
Vornado Realty Trust	7,221	465,105
Weingarten Realty Investors	19,700	392,424
Wereldhave NV	2,900	286,166
Westfield Group	184,849	2,256,244

		33,090,783

Real Estate Management & Development - 3.3%
Agile Property Holdings Ltd.	310,000	362,535
BR Malls Participacoes SA (a)	22,150	261,309
Brookfield Properties Corp. (New York)	23,525	264,891
China Overseas Land & Investment Ltd.	216,000	465,463
China Vanke Co. Ltd.-Class B	210,223	263,616
Citycon Oyj	10,642	45,247
GAGFAH SA	26,800	296,448
Gazit America, Inc. (a)	1,580	7,231
Henderson Land Development Co. Ltd.	116,000	741,870
Hongkong Land Holdings Ltd.	166,000	717,346
Jones Lang LaSalle, Inc.	5,600	265,272
Kerry Properties Ltd.	136,131	732,520
Lend Lease Corp. Ltd.	122,903	1,144,674
Mitsubishi Estate Co., Ltd.	45,000	703,971
Mitsui Fudosan Co. Ltd.	115,100	1,938,104
Multiplan Empreendimentos Imobiliarios SA	64,087	1,003,846
New World Development Co., Ltd.	667,051	1,413,451
NTT Urban Development Corp.	666	610,072
Savills PLC	68,100	362,761
Sino-Ocean Land Holdings Ltd.	316,500	284,919
Sumitomo Realty & Development	47,000	856,154
Sun Hung Kai Properties Ltd.	197,700	2,908,988
Swire Pacific Ltd.	22,500	264,594
Wing Tai Holdings Ltd.	108,000	128,109
Yanlord Land Group Ltd.	383,000	615,674

		16,659,065

		108,502,433

Information Technology - 9.0%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	104,350	2,456,399
Motorola, Inc.	139,285	1,196,458
Nokia OYJ	39,600	580,818
QUALCOMM, Inc.	78,000	3,508,440
Research In Motion Ltd. (a)	3,448	232,913
Telefonaktiebolaget LM Ericsson-Class B	38,000	382,503

		8,357,531

Computers & Peripherals - 2.8%
Apple, Inc. (a)	33,810	6,267,360
Compal Electronics, Inc.	56,843	65,900
Dell, Inc. (a)	64,700	987,322
EMC Corp. (a)	108,100	1,842,024
Fujitsu Ltd.	45,000	293,511
Hewlett-Packard Co.	79,400	3,748,474
Lenovo Group Ltd.	98,000	43,290
Toshiba Corp. (a)	98,000	512,956
Western Digital Corp. (a)	11,500	420,095

		14,180,932

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp.	182,310	177,216
Corning, Inc.	66,200	1,013,522
FUJIFILM Holdings Corp.	14,900	444,935
Hitachi High-Technologies Corp.	4,000	83,434
HON HAI Precision Industry Co. Ltd.	31,000	123,785
Kyocera Corp.	2,000	184,751
Nippon Electric Glass Co. Ltd.	28,000	254,808
Tyco Electronics Ltd.	40,400	900,112

		3,182,563

Internet Software & Services - 1.4%
Google, Inc.-Class A (a)	12,270	6,084,079
Telecity Group PLC (a)	49,400	253,182
Tencent Holdings Ltd.	27,000	435,425
Yahoo!, Inc. (a)	10,900	194,129

		6,966,815

IT Services - 0.2%
Visa, Inc.-Class A	12,200	843,142

Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	46,300	949,613
ASML Holding NV	21,100	622,689
Hynix Semiconductor, Inc. (a)	8,900	149,080
Intel Corp.	221,100	4,326,927
KLA-Tencor Corp.	29,900	1,072,214
Lam Research Corp. (a)	4,100	140,056
Micron Technology, Inc. (a)	111,900	917,580
Samsung Electronics (Preference Shares)	200	83,511
Samsung Electronics Co. Ltd.	1,040	718,005
Taiwan Semiconductor Manufacturing Co. Ltd.	203,684	403,090
Teradyne, Inc. (a)	48,500	448,625

		9,831,390

Software - 0.3%
Microsoft Corp.	27,900	722,331
SAP AG	5,559	269,558
Symantec Corp. (a)	36,700	604,449

		1,596,338

		44,958,711

Energy - 6.6%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	30,650	1,159,183

ENSCO International, Inc.	13,200	561,528
National Oilwell Varco, Inc. (a)	12,400	534,812
Rowan Cos., Inc.	12,000	276,840
Saipem SpA	24,100	727,883
Schlumberger Ltd.	62,430	3,720,828
Tenaris SA	33,148	592,813

		7,573,887

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	21,800	2,001,894
BG Group PLC	58,135	1,013,233
BP PLC	125,800	1,114,424
Chevron Corp.	24,000	1,690,320
Cimarex Energy Co.	15,700	680,124
ConocoPhillips	42,000	1,896,720
Devon Energy Corp.	22,900	1,541,857
ENI SpA	20,300	507,273
EOG Resources, Inc.	11,800	985,418
Exxon Mobil Corp.	45,900	3,149,199
LUKOIL (OTC US) (Sponsored ADR)	10,650	577,230
Nexen, Inc.	3,026	68,792
Occidental Petroleum Corp.	40,600	3,183,040
Petroleo Brasileiro SA (Sponsored ADR)	25,600	1,175,040
Petroleo Brasileiro SA (Sponsored ADR)(Preference Shares)	8,000	314,480
PTT PCL	23,000	180,365
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	42,600	1,220,013
StatoilHydro ASA	32,063	723,885
Suncor Energy, Inc. (New York)	16,700	577,152
Suncor Energy, Inc. (Toronto)	34,336	1,199,427
Total SA	7,191	427,430
Valero Energy Corp.	57,200	1,109,108

		25,336,424

		32,910,311

Consumer Discretionary - 6.0%
Auto Components - 0.3%
Denso Corp.	15,700	460,436
Johnson Controls, Inc.	38,700	989,172

		1,449,608

Automobiles - 0.4%
Bayerische Motoren Werke AG	12,264	590,379
Honda Motor Co. Ltd.	11,700	355,326
Nissan Motor Co. Ltd. (a)	70,900	477,784
Renault SA (a)	10,700	502,688

		1,926,177

Distributors - 0.0%
Li & Fung Ltd.	56,000	228,314

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	9,700	322,816
Carnival PLC	19,484	668,572
McDonald’s Corp.	7,200	410,904
Mitchells & Butlers PLC (a)	79,300	330,197

TABCORP Holdings Ltd.	31,300	196,706
Thomas Cook Group PLC	43,000	160,018
TUI Travel PLC	28,600	116,518
Whitebread PLC	15,100	294,307
Wyndham Worldwide Corp.	5,400	88,128

		2,588,166

Household Durables - 0.8%
Black & Decker Corp.	5,100	236,079
DR Horton, Inc.	28,900	329,749
Electrolux AB Series B (a)	6,700	153,368
MRV Engenharia e Participacoes SA	19,800	379,995
NVR, Inc. (a)	1,750	1,115,397
Pulte Homes, Inc.	44,100	484,659
Sharp Corp.	26,000	288,474
Sony Corp.	9,600	281,309
Whirlpool Corp.	8,000	559,680

		3,828,710

Internet & Catalog Retail - 0.1%
Amazon.Com, Inc. (a)	5,600	522,816

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	6,300	64,360

Media - 1.8%
British Sky Broadcasting Group PLC	28,490	260,980
CBS Corp.-Class B	81,100	977,255
Comcast Corp.-Class A	13,700	231,393
Lagardere SCA	2,900	135,513
News Corp.-Class A	158,500	1,900,415
SES SA	23,445	532,348
Time Warner Cable, Inc.-Class A	33,300	1,434,897
Time Warner, Inc.	55,933	1,609,752
Viacom, Inc.-Class B (a)	35,300	989,812
Vivendi	7,390	229,667
The Walt Disney Co.	24,677	677,630
WPP PLC	16,100	138,474

		9,118,136

Multiline Retail - 1.1%
JC Penney Co., Inc.	18,700	631,125
Kohl’s Corp. (a)	46,040	2,626,582
Macy’s, Inc.	27,800	508,462
Next PLC	15,805	453,552
Target Corp.	31,060	1,449,881

		5,669,602

Specialty Retail - 0.9%
AutoNation, Inc. (a)	22,700	410,416
Foot Locker, Inc.	13,700	163,715
Home Depot, Inc.	30,500	812,520
Kingfisher PLC	119,487	407,509
Limited Brands, Inc.	35,400	601,446
Lowe’s Cos, Inc.	106,800	2,236,392

		4,631,998

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	12,600	225,918
Yue Yuen Industrial Holdings Ltd.	9,000	25,288

		251,206

		30,279,093

Health Care - 5.6%
Biotechnology - 1.1%
Celgene Corp. (a)	27,900	1,559,610
Gilead Sciences, Inc. (a)	81,250	3,784,625

		5,344,235

Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	21,086	2,923,996
Baxter International, Inc.	5,855	333,793
Hospira, Inc. (a)	2,300	102,580

		3,360,369

Health Care Providers & Services - 0.5%
Aetna, Inc.	30,200	840,466
Cardinal Health, Inc.	11,300	302,840
Celesio AG	3,800	104,714
Fresenius Medical Care AG & Co. KGaA	3,700	184,032
Medco Health Solutions, Inc. (a)	21,950	1,214,055

		2,646,107

Pharmaceuticals - 3.3%
AstraZeneca PLC	21,800	977,659
Bayer AG	9,200	636,802
Eli Lilly & Co.	17,000	561,510
GlaxoSmithKline PLC	42,663	841,182
Merck & Co., Inc.	76,200	2,410,206
Novartis AG	12,954	650,689
Novo Nordisk A/S-Class B	9,178	577,241
Pfizer, Inc.	185,900	3,076,645
Roche Holding AG	5,138	830,756
Sanofi-Aventis	20,859	1,538,255
Schering-Plough Corp.	47,700	1,347,525
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	61,773	3,123,243

		16,571,713

		27,922,424

Industrials - 5.0%
Aerospace & Defense - 0.6%
BAE Systems PLC	75,080	420,021
Bombardier, Inc.-Class B	32,400	150,402
Northrop Grumman Corp.	19,100	988,425
Raytheon Co.	10,100	484,497
Rolls-Royce Group PLC	18,300	138,089
United Technologies Corp.	11,700	712,881

		2,894,315

Air Freight & Logistics - 0.3%
Deutsche Post AG	24,880	463,515
FedEx Corp.	11,100	834,942
United Parcel Service, Inc.-Class B	6,800	383,996

		1,682,453

Airlines - 0.0%
Qantas Airways Ltd.	65,664	164,949

Building Products - 0.1%
Masco Corp.	37,200	480,624

Commercial Services & Supplies - 0.0%
Rentokil Initial PLC (a)	97,600	178,138

Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	30,200	668,326

Electrical Equipment - 0.7%
Cooper Industries Ltd.-Class A	30,300	1,138,371
Furukawa Electric Co. Ltd.	5,000	20,231
Gamesa Corp. Tecnologica SA	21,110	474,984
Vestas Wind Systems A/S (a)	6,188	451,061
Vestas Wind Systems A/S (ADR) (a)	46,300	1,126,016

		3,210,663

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	15,756	249,452
General Electric Co.	156,500	2,569,730
Siemens AG	6,500	598,521
Textron, Inc.	25,600	485,888

		3,903,591

Machinery - 1.4%
Atlas Copco AB-Class A	16,854	217,280
Caterpillar, Inc.	23,600	1,211,388
Danaher Corp.	28,300	1,905,156
Deere & Co.	4,700	201,724
Dover Corp.	5,800	224,808
Illinois Tool Works, Inc.	41,500	1,772,465
MAN AG	2,942	241,651
NGK Insulators Ltd.	13,000	299,940
SPX Corp.	4,300	263,461
Terex Corp. (a)	17,300	358,629
Vallourec	748	127,316
Volvo AB-Class B	36,250	336,174

		7,159,992

Marine - 0.0%
Mitsui OSK Lines Ltd.	11,000	64,867

Professional Services - 0.2%
Adecco SA	7,800	415,400
Randstad Holding NV (a)	11,200	485,186

		900,586

Road & Rail - 0.4%
Canadian National Railway Co.	8,000	394,003
East Japan Railway Co.	3,400	245,137
Hertz Global Holdings, Inc. (a)	32,100	347,643
Union Pacific Corp.	13,700	799,395

		1,786,178

Trading Companies & Distributors - 0.4%
Mitsubishi Corp.	38,300	770,302
Mitsui & Co. Ltd.	61,000	793,591
Travis Perkins PLC	7,300	97,432
Wolseley PLC (a)	13,800	333,701

		1,995,026

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group	69,600	90,234

		25,179,942

Consumer Staples - 3.3%
Beverages - 0.7%
Anheuser-Busch InBev NV	16,924	776,269
Coca-Cola Enterprises, Inc.	37,200	796,452
Constellation Brands, Inc.-Class A (a)	19,300	292,395
Pepsico, Inc.	30,350	1,780,331

		3,645,447

Food & Staples Retailing - 0.9%
Aeon Co. Ltd.	19,500	185,981
Casino Guichard Perrachon SA	3,100	247,439
Costco Wholesale Corp.	33,050	1,866,003
Delhaize Group	2,600	180,771
Koninklijke Ahold NV	26,060	314,547
Metro AG	6,700	378,365
Tesco PLC	95,217	609,546
Wal-Mart Stores, Inc.	15,450	758,440

		4,541,092

Food Products - 0.9%
Archer-Daniels-Midland Co.	27,700	809,394
Associated British Foods PLC	25,000	339,131
Bunge Ltd.	12,300	770,103
General Mills, Inc.	3,100	199,578
Kraft Foods, Inc.-Class A	25,800	677,766
Nestle SA	13,165	562,022
Sara Lee Corp.	12,700	141,478
Smithfield Foods, Inc. (a)	17,800	245,640
Unilever NV	20,400	590,284

		4,335,396

Household Products - 0.4%
Colgate-Palmolive Co.	2,600	198,328
Kimberly-Clark Corp.	4,300	253,614
Procter & Gamble Co.	18,300	1,059,936
Reckitt Benckiser Group PLC	9,161	448,500

		1,960,378

Personal Products - 0.0%
L’Oreal SA	2,424	241,422

Tobacco - 0.4%
Altria Group, Inc.	36,700	653,627
British American Tobacco PLC	26,088	819,507
Reynolds American, Inc.	10,000	445,200

		1,918,334

		16,642,069

Materials - 2.8%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	13,970	1,083,793
BASF SE	11,000	582,394
E.I. Du Pont de Nemours & Co.	41,000	1,317,740

Eastman Chemical Co.	6,800	364,072
JSR Corp.	11,500	234,931
Mitsubishi Chemical Holdings Corp.	19,000	78,722
Syngenta AG	1,676	385,153

		4,046,805

Containers & Packaging - 0.1%
Amcor Ltd.	17,780	85,685
Sonoco Products Co.	9,900	272,646

		358,331

Metals & Mining - 1.9%
AK Steel Holding Corp.	24,200	477,466
Anglo American PLC (a)	9,700	309,531
ArcelorMittal (Euronext Amsterdam)	34,528	1,287,450
ArcelorMittal (New York)	36,000	1,337,040
Barrick Gold Corp.	4,147	157,026
BHP Billiton Ltd.	6,400	211,075
BHP Billiton PLC	26,256	719,056
Freeport-McMoRan Copper & Gold, Inc.	23,400	1,605,474
JFE Holdings, Inc.	4,900	167,557
MMC Norilsk Nickel (ADR) (a)	21,150	262,260
Rio Tinto PLC	19,398	824,554
Rio Tinto PLC (Sponsored ADR)	5,800	987,682
Sumitomo Metal Mining Co. Ltd.	21,000	343,016
Vale SA (Sponsored ADR)-Class B	18,700	432,531
Xstrata PLC (a)	35,120	517,935

		9,639,653

Paper & Forest Products - 0.0%
Svenska Cellulosa AB-Class B	4,600	62,489

		14,107,278

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	145,000	3,916,450
Bezeq Israeli Telecommunication Corp. Ltd.	113,500	244,515
BT Group PLC	96,870	201,886
Deutsche Telekom AG	39,900	544,525
France Telecom SA	19,100	509,337
Nippon Telegraph & Telephone Corp.	9,600	443,057
Telecom Corp. of New Zealand Ltd.	95,485	184,108
Telecom Italia SpA (ordinary shares)	217,300	382,086
Telecom Italia SpA (savings shares)	148,800	183,282
Telefonica SA	64,543	1,785,709
TELUS Corp.-Class A	4,100	127,559
Verizon Communications, Inc.	32,000	968,640

		9,491,154

Wireless Telecommunication Services - 0.7%
American Tower Corp.-Class A (a)	12,600	458,640
Crown Castle International Corp. (a)	15,900	498,624
KDDI Corp.	49	275,675
MTN Group Ltd.	12,492	203,791
Sprint Nextel Corp. (a)	303,300	1,198,035

Vodafone Group PLC	467,953	1,051,229

		3,685,994

		13,177,148

Utilities - 1.4%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	15,000	464,850
E.ON AG	22,726	961,881
Edison International	17,600	591,008
Electricite de France	7,900	470,244
Enel SpA	87,100	554,008
Entergy Corp.	900	71,874
Pinnacle West Capital Corp.	5,700	187,074
The Tokyo Electric Power Co., Inc.	8,300	217,466

		3,518,405

Gas Utilities - 0.0%
Atmos Energy Corp.	2,800	78,904

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	18,100	136,647
RRI Energy, Inc. (a)	37,200	265,608

		402,255

Multi-Utilities - 0.6%
Alliant Energy Corp.	13,100	364,835
Ameren Corp.	4,100	103,648
Centrica PLC	229,185	923,078
CMS Energy Corp.	11,900	159,460
Consolidated Edison, Inc.	3,500	143,290
NiSource, Inc.	39,400	547,266
RWE AG	4,850	449,862
Xcel Energy, Inc.	16,000	307,840

		2,999,279

		6,998,843

Total Common Stocks (cost $272,240,382)		320,678,252

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.2%
Industrial - 5.4%
Basic - 0.7%
Alcoa, Inc.
6.75%, 7/15/18	$145	145,360
ArcelorMittal
6.125%, 6/01/18	330	325,101
ArcelorMittal USA, Inc.
6.50%, 4/15/14	105	110,356
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	203	233,773

The Dow Chemical Co.
7.375%, 11/01/29	15	15,600
7.60%, 5/15/14	195	215,719
8.55%, 5/15/19	549	617,156
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	176	194,896
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	160	170,200
8.375%, 4/01/17	185	196,794
Inco Ltd.
7.75%, 5/15/12	80	87,065
International Paper Co.
5.30%, 4/01/15	219	221,803
7.50%, 8/15/21	150	158,935
7.95%, 6/15/18	190	205,952
Packaging Corp. of America
5.75%, 8/01/13	30	31,212
PPG Industries, Inc.
5.75%, 3/15/13	250	264,304
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	345	370,992

		3,565,218

Capital Goods - 0.3%
Boeing Co.
6.00%, 3/15/19	295	330,904
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	40	40,716
John Deere Capital Corp.
5.25%, 10/01/12	300	324,421
Lafarge SA
6.15%, 7/15/11	172	179,145
Tyco International Finance SA
6.00%, 11/15/13	200	214,467
8.50%, 1/15/19	140	170,651
United Technologies Corp.
4.875%, 5/01/15	181	197,962
Vulcan Materials Co.
5.60%, 11/30/12	90	94,890

		1,553,156

Communications - Media - 0.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	175	189,414
CBS Corp.
8.875%, 5/15/19	330	363,969
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	180	231,300
Comcast Corp.
5.30%, 1/15/14	230	246,114
5.50%, 3/15/11	275	289,198

DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (b)	155	155,418
6.375%, 6/15/15	40	40,500
News America Holdings, Inc.
9.25%, 2/01/13	144	169,162
News America, Inc.
6.55%, 3/15/33	250	255,875
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	140	172,476
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	24,056
5.50%, 5/15/15	120	115,054
11.25%, 2/01/19	190	225,703
Time Warner Cable, Inc.
7.50%, 4/01/14	145	166,305
Time Warner Entertainment Co.
8.375%, 3/15/23	311	373,057
WPP Finance UK
5.875%, 6/15/14	150	154,031
8.00%, 9/15/14	350	383,930

		3,555,562

Communications - Telecommunications - 1.1%
AT&T Corp.
7.30%, 11/15/11 (c)	125	138,460
8.00%, 11/15/31 (c)	15	18,691
BellSouth Corp.
5.20%, 9/15/14	94	101,773
British Telecommunications PLC
9.125%, 12/15/10 (c)	375	403,754
Embarq Corp.
6.738%, 6/01/13	190	206,036
7.082%, 6/01/16	658	714,955
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	275	298,439
Pacific Bell Telephone Co.
6.625%, 10/15/34	230	236,549
Qwest Corp.
7.50%, 10/01/14	295	297,950
7.875%, 9/01/11	265	273,281
8.875%, 3/15/12 (c)	355	373,637
Telecom Italia Capital SA
4.00%, 1/15/10	440	443,010
6.00%, 9/30/34	65	63,366
6.175%, 6/18/14	305	330,848
6.375%, 11/15/33	60	61,308
Telus Corp.
8.00%, 6/01/11	65	70,726
US Cellular Corp.
6.70%, 12/15/33	250	257,603

Verizon Communications, Inc.
4.90%, 9/15/15	168	177,564
5.25%, 4/15/13	225	243,629
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	154	165,512
Vodafone Group PLC
5.50%, 6/15/11	220	233,671
7.75%, 2/15/10	85	87,125
7.875%, 2/15/30	100	124,610

		5,322,497

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
5.75%, 9/08/11	135	141,798
Volvo Treasury AB
5.95%, 4/01/15 (b)(d)	305	304,716

		446,514

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
6.875%, 5/01/12	265	291,717
7.625%, 4/15/31	345	386,655
Turner Broadcasting System, Inc.
8.375%, 7/01/13	330	376,567
The Walt Disney Co.
5.50%, 3/15/19	240	260,602

		1,315,541

Consumer Cyclical - Other - 0.1%
Marriott International, Inc.
Series J
5.625%, 2/15/13	216	220,364
MDC Holdings, Inc.
5.50%, 5/15/13	140	138,748
Toll Brothers Finance Corp.
6.875%, 11/15/12	135	142,426

		501,538

Consumer Cyclical - Retailers - 0.0%
CVS Caremark Corp.
6.125%, 8/15/16	100	109,634
Wal-Mart Stores, Inc.
4.25%, 4/15/13	125	133,210

		242,844

Consumer Non-Cyclical - 1.2%
Altria Group, Inc.
9.70%, 11/10/18	210	260,832
Avon Products, Inc.
6.50%, 3/01/19	305	347,327
Bottling Group LLC
6.95%, 3/15/14	265	308,845

Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	68,562
5.875%, 5/15/13	180	190,313
8.50%, 6/15/19	153	176,383
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	260	270,977
Campbell Soup Co.
6.75%, 2/15/11	260	279,006
The Coca-Cola Co.
5.35%, 11/15/17	280	305,749
ConAgra Foods, Inc.
7.875%, 9/15/10	3	3,175
Diageo Capital PLC
7.375%, 1/15/14	265	307,108
Fisher Scientific International, Inc.
6.125%, 7/01/15	196	203,595
6.75%, 8/15/14	29	30,026
Fortune Brands, Inc.
4.875%, 12/01/13	201	201,399
Johnson & Johnson
5.55%, 8/15/17	270	303,403
Kraft Foods, Inc.
4.125%, 11/12/09	115	115,388
5.25%, 10/01/13	179	188,522
6.25%, 6/01/12	335	364,292
The Kroger Co.
6.80%, 12/15/18	79	90,059
Pepsico, Inc.
4.65%, 2/15/13	285	306,859
Pfizer, Inc.
5.35%, 3/15/15	295	326,656
The Procter & Gamble Co.
4.70%, 2/15/19	294	307,265
Reynolds American, Inc.
7.25%, 6/01/13	150	163,207
7.625%, 6/01/16	250	267,506
Safeway, Inc.
4.95%, 8/16/10	90	92,972
6.50%, 3/01/11	15	15,944
Whirlpool Corp.
8.60%, 5/01/14	45	50,338
Wyeth
5.50%, 2/01/14	210	229,343

		5,775,051

Energy - 0.4%
Amerada Hess Corp.
7.875%, 10/01/29	80	93,704

Anadarko Petroleum Corp.
5.95%, 9/15/16	37	39,204
6.45%, 9/15/36	109	112,542
Apache Corp.
5.25%, 4/15/13	165	177,009
Baker Hughes, Inc.
6.50%, 11/15/13	150	170,655
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	106,355
Conoco, Inc.
6.95%, 4/15/29	66	77,455
Nabors Industries, Inc.
9.25%, 1/15/19	315	374,350
Noble Energy, Inc.
8.25%, 3/01/19	303	365,761
The Premcor Refining Group, Inc.
7.50%, 6/15/15	161	165,247
Valero Energy Corp.
4.75%, 6/15/13	80	80,094
6.875%, 4/15/12	290	312,104
Weatherford International Ltd.
5.15%, 3/15/13	125	131,299

		2,205,779

Services - 0.0%
The Western Union Co.
5.93%, 10/01/16	90	97,526

Technology - 0.5%
Cisco Systems, Inc.
5.25%, 2/22/11	280	295,132
Computer Sciences Corp.
5.50%, 3/15/13	180	190,138
Dell, Inc.
5.625%, 4/15/14	185	204,425
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (c)	375	418,432
Motorola, Inc.
6.50%, 9/01/25	175	147,890
7.50%, 5/15/25	35	31,869
7.625%, 11/15/10	49	51,021
Oracle Corp.
4.95%, 4/15/13	147	159,100
5.25%, 1/15/16	390	424,269
Xerox Corp.
7.625%, 6/15/13	55	56,484
8.25%, 5/15/14	280	318,273

		2,297,033

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14	92	92,597

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	58	63,139
CSX Corp.
5.50%, 8/01/13	35	37,529

		100,668

		27,071,524

Financial Institutions - 3.7%
Banking - 2.2%
American Express Co.
8.125%, 5/20/19	325	384,375
ANZ National International Ltd.
6.20%, 7/19/13 (b)	335	362,751
Bank of America Corp.
4.50%, 8/01/10	260	265,973
4.875%, 1/15/13	285	292,337
7.375%, 5/15/14	340	378,306
Barclays Bank PLC
5.45%, 9/12/12	620	666,261
8.55%, 6/15/11 (b)(e)	50	45,500
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17 (e)	130	97,500
The Bear Stearns Co., Inc.
5.55%, 1/22/17	290	293,254
5.70%, 11/15/14	190	203,507
7.625%, 12/07/09	223	225,638
Citigroup, Inc.
4.625%, 8/03/10	175	178,704
5.50%, 4/11/13	230	235,365
6.50%, 8/19/13	260	272,935
8.50%, 5/22/19	475	536,197
Compass Bank
5.50%, 4/01/20	215	183,034
Countrywide Financial Corp.
5.80%, 6/07/12	96	101,271
6.25%, 5/15/16	92	92,145
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	59	59,964
Credit Suisse USA, Inc.
5.50%, 8/15/13	120	129,622
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	200	208,719
5.125%, 1/15/15	140	146,304
7.35%, 10/01/09	60	60,000
7.50%, 2/15/19	550	628,989

JP Morgan Chase & Co.
6.75%, 2/01/11	160	169,943
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	51	51,325
Marshall & Ilsley Bank
4.85%, 6/16/15	250	196,201
5.00%, 1/17/17	205	149,715
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	245	245,522
Morgan Stanley
5.05%, 1/21/11	100	103,439
5.30%, 3/01/13	135	141,457
5.625%, 1/09/12	210	222,516
6.60%, 4/01/12	145	157,570
6.625%, 4/01/18	345	364,811
National Capital Trust II
5.486%, 3/23/15 (b)(e)	91	65,747
National City Bank of Cleveland Ohio
6.25%, 3/15/11	250	255,212
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	101,547
Rabobank Nederland
11.00%, 6/30/19 (b)(e)	95	116,375
Regions Financial Corp.
6.375%, 5/15/12	275	258,126
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	185,410
SouthTrust Corp.
5.80%, 6/15/14	225	228,902
Sovereign Bancorp, Inc.
4.80%, 9/01/10	155	159,539
UBS Preferred Funding Trust I
8.622%, 10/01/10 (e)	40	36,840
UBS Preferred Funding Trust II
7.247%, 6/26/11 (e)	250	209,305
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(e)	330	300,300
Union Bank of California
5.95%, 5/11/16	250	248,588
Union Planters Corp.
7.75%, 3/01/11	183	179,804
Wachovia Corp.
5.50%, 5/01/13	320	342,391
Wells Fargo & Co.
4.20%, 1/15/10	85	85,671
5.625%, 12/11/17	295	309,865

		10,934,772

Brokerage - 0.0%
Lazard Group
6.85%, 6/15/17	160	157,715

Finance - 0.3%
General Electric Capital Corp.
4.80%, 5/01/13	315	326,996
5.625%, 5/01/18	480	477,697
Series A
4.375%, 11/21/11	25	25,821
HSBC Finance Corp.
7.00%, 5/15/12	125	135,033
International Lease Finance Corp.
5.65%, 6/01/14	28	21,491
SLM Corp.
5.125%, 8/27/12	65	55,619
5.40%, 10/25/11	185	170,703
Series A
5.375%, 1/15/13 - 5/15/14	650	523,480

		1,736,840

Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	167,210
The Allstate Corp.
6.125%, 5/15/37 (e)	235	190,350
Allstate Life Global Funding Trusts
5.375%, 4/30/13	155	164,982
Assurant, Inc.
5.625%, 2/15/14	135	138,925
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	115	118,881
Coventry Health Care, Inc.
5.95%, 3/15/17	90	80,699
6.125%, 1/15/15	40	38,571
6.30%, 8/15/14	275	270,026
Genworth Financial, Inc.
6.515%, 5/22/18	315	269,779
Humana, Inc.
6.30%, 8/01/18	55	52,456
6.45%, 6/01/16	40	40,345
7.20%, 6/15/18	285	288,439
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	165	155,313
Lincoln National Corp.
8.75%, 7/01/19	98	113,344
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	185	226,723

Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)(e)	500	366,056
9.375%, 8/15/39 (b)	335	343,720
Principal Financial Group, Inc.
7.875%, 5/15/14	260	287,318
Prudential Financial, Inc.
5.15%, 1/15/13	205	211,048
6.20%, 1/15/15	45	47,608
Series D
7.375%, 6/15/19	35	39,060
UnitedHealth Group, Inc.
5.25%, 3/15/11	280	291,011
WellPoint, Inc.
4.25%, 12/15/09	148	149,012
5.25%, 1/15/16	50	50,989
5.875%, 6/15/17	25	26,387
7.00%, 2/15/19	80	90,941
XL Capital Ltd.
5.25%, 9/15/14	135	132,525

		4,351,718

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	105	106,522
HCP, Inc.
5.95%, 9/15/11	340	349,228
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	123,258
8.125%, 5/01/11	225	235,505
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	185,536
Simon Property Group LP
5.00%, 3/01/12	90	92,809
5.625%, 8/15/14	179	184,698

		1,277,556

		18,458,601

Utility - 0.9%
Electric - 0.6%
Allegheny Energy Supply
5.75%, 10/15/19 (b)(d)	420	419,706
Carolina Power & Light Co.
6.50%, 7/15/12	275	304,055
FirstEnergy Corp.
Series B
6.45%, 11/15/11	13	14,060
Series C
7.375%, 11/15/31	275	308,255

FPL Group Capital, Inc.
6.35%, 10/01/66 (e)	55	49,500
6.65%, 6/15/67 (e)	170	156,400
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	170	185,220
Nisource Finance Corp.
6.80%, 1/15/19	330	337,859
7.875%, 11/15/10	40	42,081
Pacific Gas & Electric Co.
4.80%, 3/01/14	200	213,301
6.05%, 3/01/34	38	42,271
Progress Energy, Inc.
7.10%, 3/01/11	19	20,142
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	130	151,084
The Southern Co.
Series A
5.30%, 1/15/12	114	122,372
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	488	512,842

		2,879,148

Natural Gas - 0.3%
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	15,723
Energy Transfer Partners LP
6.70%, 7/01/18	195	208,669
7.50%, 7/01/38	410	473,082
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	125	133,140
Texas Eastern Transmission Corp.
7.30%, 12/01/10	160	167,828
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (e)	120	105,137
Williams Co., Inc.
7.125%, 9/01/11	215	227,970
7.875%, 9/01/21	214	231,475

		1,563,024

Other Utility - 0.0%
Veolia Environnement
6.00%, 6/01/18	210	225,967

		4,668,139

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gaz Capital SA
6.212%, 11/22/16 (b)	510	489,600

TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (b)		345	377,775

			867,375

Total Corporates - Investment Grades (cost $48,843,151)			51,065,639

GOVERNMENTS - TREASURIES - 8.0%
Canada - 0.8%
Canadian Government Bond
3.75%, 6/01/19	CAD	4,235	4,097,545

United States - 7.2%
U.S. Treasury Bonds
3.75%, 11/15/18		$4,670	4,832,357
4.50%, 2/15/36		3,410	3,662,551
U.S. Treasury Notes
0.875%, 5/31/11		5,590	5,603,321
1.75%, 11/15/11 - 1/31/14		22,090	22,018,850

			36,117,079

Total Governments - Treasuries (cost $39,346,535)			40,214,624

MORTGAGE PASS-THRU’S - 5.8%
Agency Fixed Rate 30-Year - 5.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 10/01/35		1,707	1,733,846
5.50%, 1/01/35		1,767	1,857,466
Series 2007
5.50%, 7/01/35		187	196,881
Series 2008
6.50%, 5/01/35		69	74,181
Federal National Mortgage Association
6.00%, TBA (d)		3,695	3,898,225
Series 2003
5.00%, 11/01/33		553	574,443
Series 2004
5.50%, 2/01/34 - 11/01/34		779	818,774
6.00%, 9/01/34 - 11/01/34		674	715,787
Series 2005
4.50%, 8/01/35		601	611,732
Series 2006
5.00%, 2/01/36		2,086	2,162,864
6.00%, 3/01/36		298	315,893
Series 2007
4.50%, 9/01/35 - 1/01/36		1,748	1,782,357
5.00%, 11/01/35 - 7/01/36		589	610,474
5.50%, 1/01/37 - 8/01/37		2,958	3,110,479
Series 2008
5.50%, 8/01/37		1,391	1,460,846
6.00%, 3/01/37		2,847	3,018,238

Government National Mortgage Association
5.50%, TBA	1,450	1,521,140
6.00%, TBA	775	818,109
6.50%, TBA	850	902,064

		26,183,799

Agency ARMS - 0.5%
Federal Home Loan Mortgage Corp.
Series 2008
5.615%, 11/01/37 (e)	319	335,787
Federal National Mortgage Association
Series 2006
5.457%, 2/01/36 (e)	342	360,082
5.842%, 11/01/36 (f)	88	93,221
6.194%, 3/01/36	249	263,612
Series 2007
4.731%, 3/01/34 (e)	558	578,033
5.005%, 8/01/37 (f)	968	1,011,232

		2,641,967

Total Mortgage Pass-Thru’s (cost $27,916,586)		28,825,766

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Non-Agency Fixed Rate CMBS - 3.4%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A2
4.161%, 12/10/42	115	114,784
Series 2005-6, Class A4
5.351%, 11/10/15	315	306,461
Series 2006-5, Class A4
5.414%, 9/10/47	355	323,000
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.903%, 9/11/38	250	242,709
Series 2007-PW18, Class A4
5.70%, 6/11/50	280	247,885
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.544%, 4/15/40	110	110,549
Series 2008-C7, Class A4
6.299%, 12/10/49	440	396,136
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	130	113,139
Series 2007-C9, Class A4
6.01%, 12/10/49	650	585,725
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	620	525,846
Series 2006-C4, Class A3
5.467%, 9/15/39	235	199,720

Series 2006-C5, Class A3
5.311%, 12/15/39	345	280,063
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	2	1,773
Series 2004-C1, Class A4
4.75%, 1/15/37	70	69,766
Series 2005-C1, Class A4
5.014%, 2/15/38	260	256,122
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	360	361,343
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	85	81,572
Series 2005-GG5, Class AJ
5.478%, 4/10/37	215	156,172
Series 2007-GG9, Class A2
5.381%, 7/10/12	345	342,616
Series 2007-GG9, Class A4
5.444%, 3/10/39	410	363,348
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	77,542
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	60	59,595
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	169,057
Series 2006-CB1, Class A4
5.481%, 12/12/44	315	295,814
5.814%, 6/12/43	595	561,152
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	310,159
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	323,649
Series 2007-CB18, Class A4
6.50%, 6/12/47	445	382,342
Series 2007-LD11, Class A4
6.006%, 6/15/49	195	170,444
Series 2007-LDPX, Class A3
5.42%, 1/15/49	475	400,401
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	150	148,377
Series 2004-C4, Class A4
5.399%, 6/15/29	40	37,527
Series 2004-C8, Class A2
4.201%, 12/15/29	90	89,909

Series 2005-C1, Class A4
4.742%, 2/15/30	120	117,239
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	1,030,462
Series 2006-C3, Class A4
5.661%, 3/15/39	285	267,037
Series 2006-C4, Class A4
6.08%, 6/15/38	275	260,383
Series 2006-C6, Class A4
5.372%, 9/15/39	660	601,044
Series 2006-C7, Class A3
5.347%, 11/15/38	195	180,273
Series 2007-C1, Class A4
5.424%, 2/15/40	210	176,112
Series 2008-C1, Class A2
6.318%, 4/15/41	650	630,412
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.405%, 11/12/37	40	39,678
Series 2005-MKB2, Class A2
4.806%, 9/12/42	292	292,274
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46	110	103,473
Series 2006-3, Class A4
5.414%, 7/12/46	480	429,090
Series 2006-4, Class AM
5.204%, 12/12/49	265	195,636
Series 2007-9, Class A4
5.70%, 9/12/49	440	347,502
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	187,586
Series 2005-HQ5, Class A4
5.168%, 1/14/15	1,035	1,039,088
Series 2006-IQ12, Class A4
5.332%, 11/15/16	780	698,317
Series 2007-IQ15, Class A4
6.076%, 6/11/49	90	78,989
Series 2007-T27, Class A4
5.803%, 6/11/42	210	198,173
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	630	565,670
Series 2007-C31, Class A4
5.509%, 4/15/47	190	147,148
Series 2007-C32, Class A2
5.924%, 6/15/49	640	627,496

Series 2007-C32, Class A3
5.929%, 6/15/49	625	496,959

		16,814,738

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.694%, 3/06/20 (b)(f)	75	59,880

Total Commercial Mortgage-Backed Securities (cost $17,936,476)		16,874,618

AGENCIES - 1.9%
Agency Debentures - 1.9%
Citigroup Funding, Inc. - FDIC Insured
0.39%, 5/05/11 (f)	2,175	2,173,954
Federal Home Loan Bank
5.00%, 11/17/17	2,945	3,217,197
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	1,539	1,709,954
Federal National Mortgage Association
6.25%, 5/15/29	740	907,967
6.625%, 11/15/30	1,092	1,409,459

Total Agencies (cost $9,179,365)		9,418,531

CORPORATES - NON-INVESTMENT GRADES - 1.5%
Industrial - 0.9%
Basic - 0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)	75	35,625
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	100	101,000
Stora Enso Oyj
7.375%, 5/15/11	175	178,224
United States Steel Corp.
5.65%, 6/01/13	426	417,138
6.05%, 6/01/17	10	9,340
Westvaco Corp.
8.20%, 1/15/30	15	14,713
Weyerhaeuser Co.
6.75%, 3/15/12	265	276,072
7.375%, 3/15/32	110	97,436

		1,129,548

Capital Goods - 0.2%
Case New Holland, Inc.
7.125%, 3/01/14	85	83,300
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	114,000
Masco Corp.
6.125%, 10/03/16	530	502,381
Mohawk Industries, Inc.
6.875%, 1/15/16 (c)	245	243,808

Owens Corning, Inc.
6.50%, 12/01/16	178	173,673
Textron Financial Corp.
4.60%, 5/03/10	40	39,855
5.125%, 2/03/11	73	73,043
5.40%, 4/28/13	53	52,041

		1,282,101

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (c)	45	46,913
Clear Channel Communications, Inc.
5.50%, 9/15/14	185	81,631
CSC Holdings, Inc.
8.50%, 4/15/14 (b)	110	115,500
Univision Communications, Inc.
12.00%, 7/01/14 (b)	36	38,700

		282,744

Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
7.50%, 2/15/14 (c)	25	24,687
Series B
7.50%, 2/15/14	15	14,813

		39,500

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
7.375%, 10/28/09	160	160,041
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	160	166,000

		326,041

Consumer Cyclical - Other - 0.2%
Sheraton Holding Corp.
7.375%, 11/15/15	262	258,070
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	250	246,250
7.875%, 5/01/12	212	219,950
Wyndham Worldwide Corp.
6.00%, 12/01/16	70	63,022

		787,292

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	25	23,574

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15	130	136,175
HCA, Inc.
7.875%, 2/15/20 (b)	115	115,431
8.50%, 4/15/19 (b)	35	36,488

		288,094

Energy - 0.0%
Tesoro Corp.
6.50%, 6/01/17		185	167,425

Technology - 0.0%
Flextronics International Ltd.
6.50%, 5/15/13		140	136,500

Transportation - Airlines - 0.0%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22		77	64,992

			4,527,811

Financial Institutions - 0.5%
Banking - 0.3%
ABN Amro Bank NV
4.31%, 3/10/16 (e)	EUR	90	73,094
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$94	90,710
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)	EUR	200	153,652
Dexia Credit Local
4.30%, 11/18/15 (e)		300	217,307
HBOS Capital Funding LP
4.939%, 5/23/16 (e)		56	44,252
HBOS Euro Finance LP
7.627%, 12/09/11 (e)		75	71,338
KBC Bank Funding Trust III
9.86%, 11/02/09 (b)(e)		$247	170,430
Lloyds Banking Group PLC
5.92%, 10/01/15 (b)(e)		100	57,000
6.267%, 11/14/16 (b)(e)		450	256,500
6.657%, 5/21/37 (b)(e)		400	244,000
Northern Rock PLC
5.60%, 4/30/14 (b)(e)		445	40,050
RBS Capital Trust III
5.512%, 9/30/14 (e)		125	57,500
Zions Bancorporation
5.50%, 11/16/15		35	26,889

			1,502,722

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (g)		80	13,600
6.20%, 9/26/14 (g)		33	5,610
7.875%, 11/01/09 - 8/15/10 (g)		370	62,900
Series G
4.80%, 3/13/14 (g)		42	7,140

			89,250

Finance - 0.1%
American General Finance Corp.
5.85%, 6/01/13		100	75,706

Series I
4.875%, 7/15/12	45	34,914
CIT Group, Inc.
5.00%, 2/01/15	205	131,294
5.125%, 9/30/14	40	25,625
5.85%, 9/15/16	155	97,686
7.625%, 11/30/12	290	188,880

		554,105

Insurance - 0.1%
ING Capital Funding Trust III
8.439%, 12/31/10 (e)	200	134,000
ING Groep NV
5.775%, 12/08/15 (e)	65	41,600
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	65	49,400

		225,000

REITS - 0.0%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	45	43,313

		2,414,390

Utility - 0.1%
Electric - 0.1%
The AES Corp.
7.75%, 3/01/14 - 10/15/15	160	161,050
Dynegy Holdings, Inc.
8.375%, 5/01/16	115	107,525
Edison Mission Energy
7.00%, 5/15/17	95	79,325
NRG Energy, Inc.
7.25%, 2/01/14	270	265,275
7.375%, 2/01/16	35	33,862
RRI Energy, Inc.
7.625%, 6/15/14	95	93,219

		740,256

Total Corporates - Non-Investment Grades (cost $8,292,028)		7,682,457

INFLATION-LINKED SECURITIES - 0.8%
United States - 0.8%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $4,005,907)	3,803	4,043,047

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Brazil - 0.2%
Republic of Brazil
8.25%, 1/20/34	765	1,008,652

Peru - 0.2%
Republic of Peru
8.375%, 5/03/16	180	219,150
9.875%, 2/06/15	410	519,880

		739,030

Poland - 0.1%
Poland Government International Bond
6.375%, 7/15/19	635	710,311

Russia - 0.1%
Russian Federation
7.50%, 3/31/30 (b)(c)	291	316,344

Total Governments - Sovereign Bonds (cost $2,403,133)		2,774,337

ASSET-BACKED SECURITIES - 0.5%
Credit Cards - Floating Rate - 0.3%
Chase Issuance Trust
Series 2007-A1, Class A1
0.263%, 3/15/13 (f)	640	635,770
MBNA Credit Card Master Note Trust FRN
Series 2005-A9, Class A9
0.28%, 4/15/13 (f)	660	655,764

		1,291,534

Home Equity Loans - Floating Rate - 0.2%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.696%, 4/25/37 (f)	100	2,361
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (f)	208	181,469
HFC Home Equity Loan Asset Backed Certificates
Series 2007-1, Class M1
0.626%, 3/20/36 (f)	365	206,208
Home Equity Asset Trust
Series 2007-3, Class M1
0.596%, 8/25/37 (f)	275	7,697
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.356%, 11/25/36 (f)	284	203,574
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.376%, 4/25/37 (f)	214	127,940
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.606%, 3/25/37 (f)	125	3,134
RAAC Series
Series 2006-SP3, Class A1
0.326%, 8/25/36 (f)	33	31,972
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.846%, 5/25/33 (f)	2	1,155

Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.376%, 7/25/37 (f)	300	123,982

		889,492

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	539	117,470
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	10	9,597

		127,067

Total Asset-Backed Securities (cost $3,668,020)		2,308,093

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	295	283,200
7.75%, 5/29/18 (b)	1,025	1,058,312

Total Quasi-Sovereigns (cost $1,307,134)		1,341,512

	Shares
PREFERRED STOCKS - 0.2%
Utility - 0.1%
Other Utility - 0.1%
Dte Energy Trust I
7.80%	20,000	508,400

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	200	200,125

Financial Institutions - 0.0%
Banking - 0.0%
Royal Bank of Scotland Group PLC
5.75%	10,000	105,400

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (e)	4,750	8,597
Federal National Mortgage Association
8.25% (e)	5,750	9,258

		17,855

Total Preferred Stocks (cost $1,245,116)		831,780

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
United Kingdom - 0.1%
The Royal Bank of Scotland PLC 2.625%, 5/11/12 (b) (cost $694,945)	$695	705,326

CMOS - 0.1%
Non-Agency ARMS - 0.1%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.297%, 2/25/36 (e)	172	93,213
Series 2006-3, Class 22A1
5.948%, 5/25/36 (e)	229	117,403
Series 2007-1, Class 21A1
5.619%, 1/25/47 (e)	57	31,970
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.122%, 5/25/35 (e)	102	84,528
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (f)	114	72,210
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.139%, 6/26/35 (b)(e)	48	46,898
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.901%, 5/25/36 (e)	72	37,843

		484,065

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.901%, 12/25/35 (f)	50	26,749
Series 2006-OA14, Class 3A1
1.751%, 11/25/46 (f)	177	74,994
Series 2007-OA3, Class M1
0.556%, 4/25/47 (f)	185	1,742
Lehman XS Trust
Series 2007-4N, Class M1
0.696%, 3/25/47 (f)	265	1,627

		105,112

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	73	65,620

Total CMOs (cost $1,542,328)		654,797

	Shares
Financials - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC, expiring 1/12/10 (a) (cost $215,147)	132,100	219,365

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA 7.625%, 7/23/19 (b) (cost $124,558)	$125	136,875

	Shares
RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
BNP Paribas SA (a)	15,834	34,293

Diversified Financial Services - 0.0%
Fortis (a)	5,366	0

Total Rights (cost $0)		34,293

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.6%
Time Deposit - 4.6%
State Street Time Deposit 0.01%, 10/01/09 (cost $23,037,000)	$23,037	23,037,000

Total Investments - 102.0% (cost $461,997,811) (h)		510,846,312
Other assets less liabilities - (2.0)%		(9,965,653)

Net Assets - 100.0%		$500,880,659

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	10	December 2009	$410,928	$418,079	$7,151

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/16/09	309	$256,903	$271,615	$14,712
Australian Dollar settling 11/16/09	4,397	3,657,205	3,865,021	207,816
Australian Dollar settling 11/16/09	3,921	3,261,292	3,446,610	185,318
Australian Dollar settling 11/16/09	381	320,040	334,904	14,864
Australian Dollar settling 11/16/09	376	323,281	330,509	7,228
Australian Dollar settling 12/15/09	1,413	1,211,888	1,238,898	27,010
British Pound settling 11/16/09	103	169,919	164,583	(5,336)
British Pound settling 11/16/09	177	292,705	282,826	(9,879)
British Pound settling 12/15/09	846	1,398,523	1,351,744	(46,779)
British Pound settling 12/15/09	459	766,346	733,393	(32,953)
Canadian Dollar settling 11/16/09	111	100,394	103,682	3,288
Canadian Dollar settling 12/15/09	266	248,866	248,475	(391)
Euro settling 11/16/09	2,174	3,091,124	3,181,227	90,103
Euro settling 11/16/09	3,308	4,891,242	4,840,615	(50,627)
Japanese Yen settling 11/16/09	55,373	577,494	617,043	39,549
Japanese Yen settling 11/16/09	74,243	798,295	827,319	29,024
Japanese Yen settling 12/15/09	23,673	257,089	263,850	6,761
New Zealand Dollar settling 11/16/09	2,559	1,664,885	1,842,417	177,532
New Zealand Dollar settling 11/16/09	2,657	1,777,799	1,912,974	135,175
New Zealand Dollar settling 11/16/09	239	159,987	172,074	12,087
New Zealand Dollar settling 12/15/09	1,772	1,230,654	1,273,327	42,673
New Zealand Dollar settling 12/15/09	480	339,518	344,919	5,401
Norwegian Krone settling 11/16/09	7,912	1,295,096	1,367,877	72,781
Norwegian Krone settling 11/16/09	2,682	442,209	463,681	21,472
Norwegian Krone settling 11/16/09	10,883	1,795,608	1,881,522	85,914

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Norwegian Krone settling 12/15/09	2,517	$411,745	$434,717	$22,972
Norwegian Krone settling 12/15/09	5,737	971,220	990,850	19,630
Swedish Krona settling 11/16/09	904	124,974	129,713	4,739
Swedish Krona settling 11/16/09	2,893	400,876	415,109	14,233
Swedish Krona settling 11/16/09	12,085	1,685,871	1,734,046	48,175
Swedish Krona settling 11/16/09	5,270	735,171	756,179	21,008
Swedish Krona settling 11/16/09	1,079	151,402	154,823	3,421
Swedish Krona settling 11/16/09	4,663	662,970	669,082	6,112
Swedish Krona settling 11/16/09	2,869	407,905	411,666	3,761
Swedish Krona settling 11/16/09	6,408	927,003	919,468	(7,535)
Swedish Krona settling 12/15/09	4,351	632,918	624,442	(8,476)
Sale Contracts:
British Pound settling 11/16/09	460	744,211	735,029	9,182
British Pound settling 11/16/09	638	1,033,145	1,019,453	13,692
British Pound settling 11/16/09	315	514,571	503,335	11,236
British Pound settling 11/16/09	2,555	4,192,959	4,082,607	110,352
British Pound settling 11/16/09	670	1,118,659	1,070,586	48,073
British Pound settling 11/16/09	3,015	5,033,965	4,817,636	216,329
Canadian Dollar settling 10/28/09	2,925	2,662,572	2,732,409	(69,837)
Canadian Dollar settling 10/28/09	1,469	1,358,328	1,372,222	(13,894)
Canadian Dollar settling 11/16/09	1,683	1,553,801	1,572,045	(18,244)
Canadian Dollar settling 11/16/09	866	799,520	808,907	(9,387)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Canadian Dollar settling 11/16/09	460	$426,708	$429,674	$(2,966)
Canadian Dollar settling 11/16/09	351	326,755	327,860	(1,105)
Canadian Dollar settling 12/15/09	266	246,749	248,474	(1,725)
Euro settling 11/16/09	3,525	5,012,162	5,158,152	(145,990)
Euro settling 11/16/09	345	493,836	504,840	(11,004)
Euro settling 11/16/09	214	307,389	313,147	(5,758)
Euro settling 11/16/09	325	472,119	476,165	(4,046)
Euro settling 11/16/09	65	96,120	95,115	1,005
Euro settling 12/15/09	465	661,142	680,405	(19,263)
Euro settling 12/15/09	904	1,316,170	1,322,765	(6,595)
Japanese Yen settling 11/16/09	145,888	1,498,593	1,625,687	(127,094)
Japanese Yen settling 11/16/09	34,564	362,003	385,160	(23,157)
Japanese Yen settling 11/16/09	58,157	609,101	648,066	(38,965)
Japanese Yen settling 11/16/09	39,932	421,958	444,978	(23,020)
Japanese Yen settling 11/16/09	20,809	219,922	231,883	(11,961)
Japanese Yen settling 11/16/09	31,129	329,233	346,883	(17,650)
Japanese Yen settling 11/16/09	24,154	264,415	269,158	(4,743)
Swedish Krona settling 11/16/09	1,355	178,207	194,425	(16,218)
Swedish Krona settling 11/16/09	2,869	401,236	411,665	(10,429)
Swedish Krona settling 11/16/09	7,712	1,078,541	1,106,576	(28,035)
Swiss Franc settling 11/16/09	1,786	1,656,311	1,723,995	(67,684)
Swiss Franc settling 11/16/09	176	164,933	169,890	(4,957)
Swiss Franc settling 11/16/09	224	210,112	216,223	(6,111)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $8,834,270 or 1.8% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2009.
(d)	When-Issued or delayed delivery security.
(e)	Variable rate coupon, rate shown as of September 30, 2009.
(f)	Floating Rate Security. Stated interest rate was in effect at September 30, 2009.
(g)	Security is in default and is non-income producing.
(h)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,966,312 and gross unrealized depreciation of investments was $(13,117,811), resulting in net unrealized appreciation of $48,848,501.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2009, the fund’s total exposure to subprime investments was 0.31% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

An amount equivalent to U.S. $46,459 has been segregated to collateralize margin requirements for the Open Futures Contracts at September 30, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro Dollar

Glossary:

ADR	-	American Depositary Receipt
ARMS	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FDIC	-	Federal Deposit Insurance Corporation
FRN	-	Floating Rate Note
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$61,357,507	$47,144,926	$–	$108,502,433
Information Technology	38,876,263	6,082,448	–	44,958,711
Energy	25,825,762	6,904,184	180,365	32,910,311
Consumer Discretionary	22,927,007	7,352,086	–	30,279,093
Health Care	21,581,094	6,341,330	–	27,922,424
Industrials	16,376,755	8,803,187	–	25,179,942
Consumer Staples	10,948,285	5,693,784	–	16,642,069
Materials	8,035,470	6,071,808	–	14,107,278
Telecommunication Services	7,167,948	6,009,200	–	13,177,148
Utilities	3,285,657	3,713,186	–	6,998,843
Corporates - Investment Grades	–	49,295,659	1,769,980	51,065,639
Governments - Treasuries	–	40,214,624	–	40,214,624
Mortgage Pass-Thru’s	–	28,825,766	–	28,825,766
Commercial Mortgage-Backed Securities	–	16,450,621	423,997	16,874,618
Agencies	–	9,418,531	–	9,418,531
Corporates - Non-Investment Grades	–	7,479,977	202,480	7,682,457
Inflation-Linked Securities	–	4,043,047	–	4,043,047
Governments - Sovereign Bonds	–	1,055,374	1,718,963	2,774,337
Asset-Backed Securities	–	1,291,535	1,016,558	2,308,093
Quasi-Sovereigns	–	–	1,341,512	1,341,512
Preferred Stocks	–	831,780	–	831,780
Governments - Sovereign Agencies	–	705,326	–	705,326
CMOs	–	–	654,797	654,797
Warrant	–	–	219,365	219,365
Emerging Markets - Corporate Bonds	–	136,875	–	136,875
Rights	34,293	–	–	34,293
Short-Term Investments	–	23,037,000	–	23,037,000

Total Investments in Securities	216,416,041	286,902,254	7,528,017	510,846,312
Other Financial Instruments*	7,151	880,814	–	887,965

Total	$216,423,192	$287,783,068	$7,528,017	$511,734,277

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporates - Investment Grades	Commercial Mortgage Backed Securities	Corporates - Non- Investment Grades
Balance as of 12/31/08	$156,101	$322,113	$–	$313,828
Accrued discounts /premiums	–	856	(3)	93
Realized gain (loss)	(2,752)	–	–	58
Change in unrealized appreciation/depreciation	100,766	184,459	9,238	71,253
Net purchases (sales)	(73,750)	834,152	–	30,361
Net transfers in and/or out of Level 3	–	428,400	414,762	(213,113)

Balance as of 9/30/09	$180,365	$1,769,980	$423,997	$202,480

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$64,638	$184,459	$9,238	$71,253

	Governments - Sovereign Bonds	Asset-Backed Securities	Quasi-Sovereigns	CMO’s
Balance as of 12/31/08	$935,212	$1,423,710	$168,150	$835,035
Accrued discounts /premiums	(639)	869	1,249	58
Realized gain (loss)	–	(49,963)	–	(39,418)
Change in unrealized appreciation/depreciation	148,770	56,737	241,925	186,224
Net purchases (sales)	635,620	(414,795)	–	(327,102)
Net transfers in and/or out of Level 3	–	–	930,188	–

Balance as of 9/30/09	$1,718,963	$1,016,558	$1,341,512	$654,797

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$148,770	$(2,858)	$241,925	$137,851

	Warrant	Total
Balance as of 12/31/08	$–	$4,154,149
Accrued discounts /premiums	–	2,483
Realized gain (loss)	–	(92,075)
Change in unrealized appreciation/depreciation	4,217	1,003,589
Net purchases (sales)	215,148	899,634
Net transfers in and/or out of Level 3	–	1,560,237

Balance as of 9/30/09	$219,365	$7,528,017

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$4,217	$859,493

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 17.9%
Capital Markets - 5.9%
Credit Suisse Group AG (Sponsored ADR)	42,200	$2,348,430
The Goldman Sachs Group, Inc.	10,700	1,972,545
Greenhill & Co., Inc.	25,500	2,284,290
TD Ameritrade Holding Corp. (a)	97,200	1,907,064
Yuanta Financial Holding Co. Ltd.	3,986,000	2,937,539

		11,449,868

Commercial Banks - 6.5%
Hdfc Bank Ltd-adr (ADR)	24,500	2,900,065
Itau Unibanco Holding SA (ADR)	143,870	2,898,981
Shinhan Financial Group Co. Ltd. (a)	55,240	2,201,546
Standard Chartered PLC	86,765	2,143,213
United Overseas Bank Ltd.	205,000	2,431,229

		12,575,034

Insurance - 1.2%
China Life Insurance Co. Ltd.-Class H	527,000	2,299,114

Real Estate Management & Development - 4.3%
Cheung Kong Holdings Ltd.	75,000	948,658
Ciputra Development Tbk PT (a)	15,054,000	1,146,336
Kerry Properties Ltd.	397,500	2,138,944
Mitsui Fudosan Co. Ltd.	109,000	1,835,389
Sun Hung Kai Properties Ltd.	158,000	2,324,836

		8,394,163

		34,718,179

Information Technology - 14.2%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	85,200	2,302,104
QUALCOMM, Inc.	57,800	2,599,844

		4,901,948

Computers & Peripherals - 2.2%
Apple, Inc. (a)	10,700	1,983,459
Toshiba Corp. (a)	414,000	2,166,976

		4,150,435

Electronic Equipment, Instruments & Components - 1.0%
Byd Co. Ltd.-Class H (a)	239,500	1,966,085

Internet Software & Services - 2.1%
Equinix, Inc. (a)	23,200	2,134,400
Tencent Holdings Ltd.	116,600	1,880,392

		4,014,792

Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	173,393	1,900,387

Software - 5.4%
Activision Blizzard, Inc. (a)	158,700	1,966,293
Red Hat, Inc. (a)	68,200	1,885,048
Salesforce.com, Inc. (a)	34,800	1,981,164
Shanda Games Ltd. (Sponsored ADR) (a)	76,300	892,710
Shanda Interactive Entertainment Ltd. (Sponsored ADR) (a)	36,800	1,884,160
VMware, Inc.-Class A (a)	47,700	1,916,109

		10,525,484

		27,459,131

Industrials - 12.6%
Construction & Engineering - 2.6%
Shaw Group, Inc. (a)	100,500	3,225,045
URS Corp. (a)	42,600	1,859,490

		5,084,535

Electrical Equipment - 2.5%
A123 Systems, Inc. (a)	135,500	2,888,860
ABB Ltd. (Sponsored ADR) (a)	96,200	1,927,848

		4,816,708

Machinery - 4.6%
The Japan Steel Works Ltd.	187,000	2,142,437
NGK Insulators Ltd.	79,000	1,822,710
PACCAR, Inc.	60,500	2,281,455
Weg SA	289,000	2,753,624

		9,000,226

Marine - 1.7%
China COSCO Holdings Co. Ltd.-Class H	1,343,000	1,596,849
China Shipping Container Lines Co. Ltd.-Class H (a)	4,504,000	1,630,387

		3,227,236

Road & Rail - 1.2%
Canadian National Railway Co.	47,400	2,322,126

		24,450,831

Energy - 12.1%
Energy Equipment & Services - 5.0%
National Oilwell Varco, Inc. (a)	61,000	2,630,930
Saipem SpA	68,969	2,083,043
Schlumberger Ltd.	48,300	2,878,680
WorleyParsons Ltd.	78,900	2,057,981

		9,650,634

Oil, Gas & Consumable Fuels - 7.1%
Cameco Corp.	80,443	2,232,253
Denbury Resources, Inc. (a)	191,200	2,892,856
Occidental Petroleum Corp.	42,600	3,339,840
Petroleo Brasileiro SA (Sponsored ADR)	66,700	3,061,530
Tullow Oil PLC	119,218	2,157,028

		13,683,507

		23,334,141

Materials - 11.0%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	32,000	2,482,560
Monsanto Co.	30,900	2,391,660

		4,874,220

Metals & Mining - 8.5%
AngloGold Ashanti Ltd. (ADR)	63,100	2,571,956
ArcelorMittal (New York)	54,100	2,009,274
Barrick Gold Corp. (a)	49,300	1,868,470
Hitachi Metals Ltd.	196,000	2,002,397
Impala Platinum Holdings Ltd.	129,436	3,030,993
Rio Tinto PLC	79,388	3,374,559
Sterlite Industries India Ltd. (ADR) (a)	99,300	1,585,821

		16,443,470

		21,317,690

Consumer Discretionary - 10.6%
Auto Components - 0.9%
Johnson Controls, Inc.	72,100	1,842,876

Automobiles - 1.5%
Toyota Motor Corp.(Sponsored ADR)	37,600	2,954,232

Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	25,800	2,075,610

Hotels, Restaurants & Leisure - 3.2%
Carnival Corp.	63,400	2,109,952
Ctrip.com International Ltd. (ADR) (a)	36,400	2,139,956
Yum! Brands, Inc.	58,200	1,964,832

		6,214,740

Internet & Catalog Retail - 1.6%
Amazon.Com, Inc. (a)	32,600	3,043,536

Media - 2.3%
Publicis Groupe	52,800	2,128,327
The Walt Disney Co.	84,000	2,306,640

		4,434,967

		20,565,961

Health Care - 9.3%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (a)	39,500	895,860
Cepheid, Inc. (a)	74,200	980,924
Genomic Health, Inc. (a)	95,700	2,092,002
Gilead Sciences, Inc. (a)	37,500	1,746,750

		5,715,536

Health Care Providers & Services - 0.7%
Medco Health Solutions, Inc. (a)	25,100	1,388,281

Health Care Technology - 0.6%
athenahealth, Inc. (a)	31,100	1,193,307

Life Sciences Tools & Services - 3.3%
Illumina, Inc. (a)	77,800	3,306,500
Qiagen NV (a)	145,200	3,089,856

		6,396,356

Pharmaceuticals - 1.7%
Roche Holding AG	8,724	1,410,572
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	37,200	1,880,832

		3,291,404

		17,984,884

Consumer Staples - 4.4%
Beverages - 1.0%
Heckmann Corp. (a)	435,900	1,996,422

Food Products - 2.4%
Chaoda Modern Agriculture Holdings Ltd.	3,858,000	2,336,407
BRF-Brasil Foods (Sponsored ADR) (a)	43,400	2,311,050

		4,647,457

Personal Products - 1.0%
L’Oreal SA	18,774	1,869,825

		8,513,704

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.2%
China Unicom Hong Kong Ltd. (ADR)	148,000	2,107,520
Telekomunikasi Indonesia Tbk PT	2,392,500	2,141,595

		4,249,115

Wireless Telecommunication Services - 1.0%
Softbank Corp.	88,700	1,944,182

		6,193,297

Utilities - 2.5%
Electric Utilities - 1.0%
The Kansai Electric Power Co., Inc.	77,700	1,875,468

Independent Power Producers & Energy Traders - 1.5%
China Resources Power Holdings Co.	1,239,200	2,863,310

		4,738,778

Total Common Stocks (cost $153,733,338)		189,276,596

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.01%, 10/01/09 (cost $45,000)	$45	45,000

Total Investments - 97.8% (cost $153,778,338)		189,321,596
Other assets less liabilities - 2.2%		4,307,119

Net Assets - 100.0%		$193,628,715

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 10/15/09	5,532	$4,386,267	$4,875,358	$489,091
British Pound settling 10/15/09	2,951	4,774,777	4,715,872	(58,905)
British Pound settling 10/15/09	1,215	1,987,558	1,941,642	(45,916)
British Pound settling 10/15/09	1,153	1,906,831	1,842,562	(64,269)
Canadian Dollar settling 10/15/09	3,367	2,907,173	3,144,896	237,723
Euro settling 10/15/09	9,613	13,450,894	14,067,093	616,199
Euro settling 10/15/09	1,259	1,789,656	1,842,346	52,690
Japanese Yen settling 10/15/09	388,362	4,048,854	4,326,797	277,943
Japanese Yen settling 1/15/10	110,818	1,211,788	1,235,432	23,644
Norwegian Krone settling 10/15/09	2,744	421,344	474,880	53,536
Swedish Krona settling 10/15/09	11,641	1,476,010	1,669,985	193,975
Swiss Franc settling 10/15/09	643	602,907	620,539	17,632
Sale Contracts:
Canadian Dollar settling 10/15/09	2,747	2,557,323	2,565,794	(8,471)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Japanese Yen settling 10/15/09	218,666	$2,308,942	$2,436,190	$(127,248)
Japanese Yen settling 10/15/09	169,696	1,840,321	1,890,608	(50,287)
Swiss Franc settling 10/15/09	643	594,056	620,539	(26,483)

(a)	Non-income producing security.
(b)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,482,812 and gross unrealized depreciation of investments was $(939,554), resulting in net unrealized appreciation of $35,543,258.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

Country Breakdown*

September 30, 2009 (unaudited)

Summary

38.3%	United States
10.2%	China
8.8%	Japan
5.8%	Brazil
5.2%	Hong Kong
4.0%	United Kingdom
3.4%	Canada
3.0%	Switzerland
3.0%	South Africa
2.7%	Netherlands
2.6%	Taiwan
2.4%	India
2.1%	France
8.5%	Other
0.0%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Australia, Indonesia, Israel, Italy, Panama, Singapore and South Korea.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$14,311,374	$20,406,805		$–	$34,718,179
Information Technology	21,445,678	6,013,453		–	27,459,131
Industrials	17,258,448	7,192,383		–	24,450,831
Energy	17,036,089	6,298,052		–	23,334,141
Materials	12,909,741	8,407,949		–	21,317,690
Consumer Discretionary	18,437,634	2,128,327		–	20,565,961
Health Care	16,574,312	1,410,572		–	17,984,884
Consumer Staples	4,307,472	4,206,232		–	8,513,704
Telecommunication Services	2,107,520	4,085,777		–	6,193,297
Utilities	–	4,738,778		–	4,738,778
Short-Term Investments
Time Deposit	–	45,000		–	45,000

Total Investments in Securities	124,388,268	64,933,328	+	–	189,321,596
Other Financial Instruments*	–	1,580,854		–	1,580,854

Total	$124,388,268	$66,514,182		$–	$190,902,450

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

AllianceBernstein Variable Products Series Fund Growth Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Information Technology - 35.3%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	123,500	$2,907,190
Juniper Networks, Inc. (a)	28,700	775,474
QUALCOMM, Inc.	38,560	1,734,429
Research In Motion Ltd. (a)	6,100	412,055

		5,829,148

Computers & Peripherals - 11.7%
Apple, Inc. (a)	26,350	4,884,500
Dell, Inc. (a)	84,400	1,287,944
EMC Corp. (a)	75,200	1,281,408
Hewlett-Packard Co.	64,130	3,027,577
NetApp, Inc. (a)	40,600	1,083,208

		11,564,637

Internet Software & Services - 3.0%
Google, Inc.-Class A (a)	6,040	2,994,934

IT Services - 1.7%
Visa, Inc.-Class A	14,840	1,025,592
The Western Union Co.-Class W	36,800	696,256

		1,721,848

Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	40,400	828,604
Intel Corp.	104,400	2,043,108
Marvell Technology Group Ltd. (a)	79,520	1,287,429
Nvidia Corp. (a)	40,100	602,703

		4,761,844

Software - 8.2%
Activision Blizzard, Inc. (a)	51,000	631,890
Adobe Systems, Inc. (a)	38,960	1,287,238
Microsoft Corp.	127,650	3,304,858
Oracle Corp.	86,900	1,810,996
Red Hat, Inc. (a)	23,590	652,028
Salesforce.com, Inc. (a)	6,850	389,971

		8,076,981

		34,949,392

Health Care - 16.0%
Biotechnology - 5.4%
Amgen, Inc. (a)	31,400	1,891,222
Celgene Corp. (a)	24,820	1,387,438
Gilead Sciences, Inc. (a)	32,900	1,532,482
Vertex Pharmaceuticals, Inc. (a)	12,700	481,330

		5,292,472

Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	3,280	454,838
Baxter International, Inc.	28,800	1,641,888
Covidien PLC	16,940	732,824

		2,829,550

Health Care Providers & Services - 1.9%
Medco Health Solutions, Inc. (a)	30,840	1,705,760
WellPoint, Inc. (a)	4,600	217,856

		1,923,616

Pharmaceuticals - 5.8%
Abbott Laboratories	31,400	1,553,358
Bristol-Myers Squibb Co.	58,550	1,318,546
Schering-Plough Corp.	50,000	1,412,500
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	19,750	998,560
Wyeth	9,900	480,942

		5,763,906

		15,809,544

Consumer Staples - 13.3%
Beverages - 2.7%
The Coca-Cola Co.	11,130	597,681
Pepsico, Inc.	35,550	2,085,363

		2,683,044

Food & Staples Retailing - 4.8%
Costco Wholesale Corp.	23,900	1,349,394
CVS Caremark Corp.	32,800	1,172,272
Wal-Mart Stores, Inc.	46,440	2,279,739

		4,801,405

Food Products - 0.9%
Bunge Ltd.	8,600	538,446
General Mills, Inc.	5,520	355,378

		893,824

Household Products - 2.1%
Procter & Gamble Co.	35,900	2,079,328

Personal Products - 0.8%
Avon Products, Inc.	22,800	774,288

Tobacco - 2.0%
Philip Morris International, Inc.	40,290	1,963,735

		13,195,624

Industrials - 11.2%
Aerospace & Defense - 3.0%
Boeing Co.	10,500	568,575
Lockheed Martin Corp.	8,610	672,269
United Technologies Corp.	28,570	1,740,770

		2,981,614

Air Freight & Logistics - 1.6%
FedEx Corp.	6,500	488,930
United Parcel Service, Inc.-Class B	20,200	1,140,694

		1,629,624

Airlines - 0.6%
Continental Airlines, Inc.-Class B (a)	36,300	596,772

Construction & Engineering - 1.0%
Fluor Corp.	19,500	991,575

Electrical Equipment - 1.0%
Cooper Industries Ltd.	27,200	1,021,904

Machinery - 2.7%
Danaher Corp.	16,420	1,105,394
Illinois Tool Works, Inc.	21,700	926,807
PACCAR, Inc.	16,300	614,673

		2,646,874

Road & Rail - 1.3%
Union Pacific Corp.	21,790	1,271,447

		11,139,810

Consumer Discretionary - 10.5%
Diversified Consumer Services - 0.7%
Apollo Group, Inc.-Class A (a)	9,400	692,498

Internet & Catalog Retail - 0.7%
Amazon.Com, Inc. (a)	7,800	728,208

Media - 3.6%
Discovery Communications, Inc.-Class A (a)	18,700	540,243
Time Warner Cable, Inc.-Class A	22,000	947,980

Time Warner, Inc.	24,310	699,642
Viacom, Inc.-Class B (a)	26,900	754,276
The Walt Disney Co.	21,420	588,193

		3,530,334

Multiline Retail - 3.1%
Kohl’s Corp. (a)	22,020	1,256,241
Target Corp.	39,290	1,834,057

		3,090,298

Specialty Retail - 1.5%
American Eagle Outfitters, Inc.	53,600	903,696
Ross Stores, Inc.	10,850	518,305

		1,422,001

Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp.-Class A	11,900	911,778

		10,375,117

Energy - 7.3%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	12,230	462,538
National Oilwell Varco, Inc. (a)	15,360	662,477
Schlumberger Ltd.	28,485	1,697,706

		2,822,721

Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.	2,200	202,026
Exxon Mobil Corp.	11,700	802,737
Occidental Petroleum Corp.	19,900	1,560,160
Petroleo Brasileiro SA (Sponsored ADR)	18,420	845,478
Suncor Energy, Inc. (New York)	29,300	1,012,608

		4,423,009

		7,245,730

Financials - 4.9%
Capital Markets - 1.5%
The Blackstone Group LP	33,000	468,600
Franklin Resources, Inc.	3,680	370,208
The Goldman Sachs Group, Inc.	3,100	571,485
Janus Capital Group, Inc.	4,700	66,646

		1,476,939

Diversified Financial Services - 2.0%
Bank of America Corp.	31,700	536,364
CME Group, Inc.-Class A	1,200	369,828
IntercontinentalExchange, Inc. (a)	4,070	395,563
JP Morgan Chase & Co.	15,100	661,682

		1,963,437

Insurance - 1.4%
Aflac, Inc.	13,100	559,894
Axis Capital Holdings Ltd.	9,250	279,165
Principal Financial Group, Inc.	19,900	545,061

		1,384,120

		4,824,496

Materials - 0.7%
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	10,800	740,988

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Clearwire Corp.-Class A (a)	56,700	460,971

Total Common Stocks (cost $82,539,868)		98,741,672

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4% Time Deposit - 0.4%
State Street Time Deposit 0.01%, 10/01/09 (cost $379,000)	$379	379,000

Total Investments - 100.1% (cost $82,918,868) (b)		99,120,672
Other assets less liabilities - (0.1)%		(125,510)

Net Assets - 100.0%		$98,995,162

(a)	Non-income producing security.
(b)	As of September 30, 2009 the cost basis of investments securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,670,565 and gross unrealized depreciation of investments was $(468,761), resulting in net unrealized appreciation of $16,201,804.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
LP	- Limited Partnership

AllianceBernstein Variable Products Series Fund

Growth Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$98,741,672	$–	$–	$98,741,672
Short-Term Investments
Time Deposit	–	379,000	–	379,000

Total Investments in Securities	98,741,672	379,000	–	99,120,672
Other Financial Instruments*	–	–	–	–

Total	$98,741,672	$379,000	$–	$99,120,672

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 16.0%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	210,100	$6,090,799
BlackRock, Inc.-Class A	44,050	9,550,921
The Goldman Sachs Group, Inc.	58,900	10,858,215
Morgan Stanley	209,300	6,463,184
State Street Corp.	192,800	10,141,280
TD Ameritrade Holding Corp. (a)	375,060	7,358,677

		50,463,076

Diversified Financial Services - 1.5%
Bank of America Corp.	493,300	8,346,636
IntercontinentalExchange, Inc. (a)	75,100	7,298,969

		15,645,605

Insurance - 9.7%
ACE Ltd.	416,490	22,265,555
Arch Capital Group Ltd. (a)	279,177	18,855,615
Axis Capital Holdings Ltd.	1,189,280	35,892,470
Loews Corp.	218,470	7,482,598
RenaissanceRe Holdings Ltd.	145,880	7,988,389
The Travelers Co., Inc.	166,400	8,191,872

		100,676,499

		166,785,180

Energy - 15.4%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	240,655	9,101,572
Noble Corp.	231,540	8,789,259

		17,890,831

Oil, Gas & Consumable Fuels - 13.7%
BP PLC (Sponsored ADR)	183,100	9,746,413
Chevron Corp.	327,100	23,037,653
ConocoPhillips	89,620	4,047,239
Exxon Mobil Corp.	642,700	44,095,647
Occidental Petroleum Corp.	492,540	38,615,136
Total SA (Sponsored ADR)	395,250	23,422,515

		142,964,603

		160,855,434

Health Care - 14.8%
Biotechnology - 3.6%
Amgen, Inc. (a)	566,000	34,090,180
Biogen Idec, Inc. (a)	76,800	3,879,936

		37,970,116

Health Care Providers & Services - 5.5%
Aetna, Inc.	134,700	3,748,701
AmerisourceBergen Corp.-Class A	189,100	4,232,058
Humana, Inc. (a)	98,500	3,674,050
Medco Health Solutions, Inc. (a)	472,594	26,139,174
Quest Diagnostics, Inc.	142,900	7,457,951
UnitedHealth Group, Inc.	500,900	12,542,536

		57,794,470

Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc. (a)	419,200	18,306,464

Pharmaceuticals - 3.9%
Eli Lilly & Co.	492,300	16,260,669
Endo Pharmaceuticals Holdings, Inc. (a)	181,675	4,111,305
Forest Laboratories, Inc. (a)	254,720	7,498,957
Schering-Plough Corp.	472,000	13,334,000

		41,204,931

		155,275,981

Information Technology - 12.6%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	127,600	3,003,704
F5 Networks, Inc. (a)	104,660	4,147,676

		7,151,380

Computers & Peripherals - 0.4%
EMC Corp. (a)	268,100	4,568,424

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (a)	125,193	3,524,183
Dolby Laboratories, Inc.-Class A (a)	99,390	3,795,704

		7,319,887

Internet Software & Services - 1.7%
Ebay, Inc. (a)	414,300	9,781,623
VeriSign, Inc. (a)	323,200	7,656,608

		17,438,231

IT Services - 5.8%
Accenture PLC-CL A	639,318	23,827,382
Amdocs Ltd. (a)	190,900	5,131,392
Hewitt Associates, Inc.-Class A (a)	141,100	5,140,273
SAIC, Inc. (a)	1,485,000	26,046,900

		60,145,947

Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	367,703	4,030,025
Texas Instruments, Inc.	808,200	19,146,258

		23,176,283

Software - 1.1%
Sybase, Inc. (a)	106,300	4,135,070

Symantec Corp. (a)	470,900	7,755,723

		11,890,793

		131,690,945

Consumer Discretionary - 11.8%
Auto Components - 0.3%
WABCO Holdings, Inc.	151,490	3,181,290

Diversified Consumer Services - 1.8%
Apollo Group, Inc.-Class A (a)	256,565	18,901,144

Internet & Catalog Retail - 0.4%
NetFlix, Inc. (a)	85,500	3,947,535

Media - 5.4%
Comcast Corp.-Class A	1,667,960	28,171,844
Discovery Communications, Inc.-Class A (a)	135,400	3,911,706
Time Warner Cable, Inc.-Class A	0	1
Time Warner, Inc.	583,606	16,796,181
Viacom, Inc.-Class B (a)	277,900	7,792,316

		56,672,048

Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	105,200	5,121,136

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	443,880	17,435,606
Home Depot, Inc.	142,200	3,788,208
Ross Stores, Inc.	301,600	14,407,432

		35,631,246

		123,454,399

Industrials - 11.5%
Aerospace & Defense - 7.8%
Goodrich Corp.	284,700	15,470,598
ITT Corp.	80,600	4,203,290
L-3 Communications Holdings, Inc.	239,560	19,241,459
Raytheon Co.	709,210	34,020,804
United Technologies Corp.	145,300	8,853,129

		81,789,280

Construction & Engineering - 1.4%
Fluor Corp.	71,080	3,614,418
URS Corp. (a)	260,800	11,383,920

		14,998,338

Electrical Equipment - 0.5%
Hubbell, Inc.-Class B	113,520	4,767,840

Machinery - 1.5%
Dover Corp.	103,800	4,023,288
Flowserve Corp.	60,100	5,922,254
Joy Global, Inc.	118,940	5,820,923

		15,766,465

Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	102,270	2,945,376

		120,267,299

Consumer Staples - 9.3%
Food & Staples Retailing - 1.2%
Safeway, Inc.	261,270	5,152,245
Wal-Mart Stores, Inc.	151,900	7,456,771

		12,609,016

Food Products - 2.7%
Archer-Daniels-Midland Co.	686,300	20,053,686
ConAgra Foods, Inc.	395,755	8,579,968

		28,633,654

Tobacco - 5.4%
Lorillard, Inc.	406,860	30,229,698
Philip Morris International, Inc.	536,000	26,124,640

		56,354,338

		97,597,008

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 4.0%
CenturyTel, Inc.	305,520	10,265,472
Qwest Communications International, Inc.	6,479,200	24,685,752
Verizon Communications, Inc.	215,319	6,517,706

		41,468,930

Materials - 1.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	98,500	8,493,655
Terra Industries, Inc.	112,800	3,910,776

		12,404,431

Utilities - 0.8%
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	282,600	8,884,944

Total Common Stocks (cost $906,164,928)		1,018,684,551

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
State Street Time Deposit 0.01%, 10/01/09 (cost $28,984,000)	$28,984	28,984,000

Total Investments - 100.2% (cost $935,148,928) (b)		1,047,668,551
Other assets less liabilities - (0.2)%		(1,985,164

Net Assets - 100.0%		$1,045,683,387

(a)	Non-income producing security.
(b)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,329,036 and gross unrealized depreciation of investments was $(15,809,413), resulting in net unrealized appreciation of $112,519,623.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADRh	- [] American Depositary Receipt []

AllianceBernstein Variable Products Series Fund

Growth Income Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,018,684,551	$–	$–	$1,018,684,551
Short-Term Investments
Time Deposit	–	28,984,000	–	28,984,000

Total Investments in Securities	1,018,684,551	28,984,000	–	1,047,668,551
Other Financial Instruments*	–	–	–	–

Total	$1,018,684,551	$28,984,000	$–	$1,047,668,551

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 34.4%
Industrial - 18.1%
Basic - 3.1%
Alcoa, Inc.
6.75%, 7/15/18	$178	$178,442
ArcelorMittal
6.125%, 6/01/18	555	546,762
ArcelorMittal USA, Inc.
6.50%, 4/15/14	165	173,416
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	407	468,698
The Dow Chemical Co.
7.375%, 11/01/29	15	15,600
7.60%, 5/15/14	241	266,606
8.55%, 5/15/19	628	705,964
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	239	264,659
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	235	249,981
8.375%, 4/01/17	195	207,431
International Paper Co.
5.30%, 4/01/15	190	192,432
7.50%, 8/15/21	208	220,390
7.95%, 6/15/18	310	336,027
Packaging Corp. of America
5.75%, 8/01/13	155	161,263
PPG Industries, Inc.
5.75%, 3/15/13	455	481,033
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	460	494,656
Southern Copper Corp.
7.50%, 7/27/35	295	293,984
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	124	133,610

		5,390,954

Capital Goods - 0.7%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	41	41,733
John Deere Capital Corp.
5.25%, 10/01/12	410	443,375
Tyco International Finance SA
6.00%, 11/15/13	155	166,212
8.50%, 1/15/19	195	237,693
United Technologies Corp.
4.875%, 5/01/15	246	269,053

		1,158,066

Communications - Media - 2.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	170	184,002
CBS Corp.
8.875%, 5/15/19	420	463,233
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	280	359,799
Comcast Corp.
5.30%, 1/15/14	325	347,770
DirecTV Holdings LLC
6.375%, 6/15/15	216	218,700
Directv Holdings/Fing
4.75%, 10/01/14 (a)	160	160,432
News America, Inc.
6.55%, 3/15/33	210	214,935
News America Holdings, Inc.
9.25%, 2/01/13	235	276,062
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	185	227,915
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	62,546
5.50%, 5/15/15	185	177,375
11.25%, 2/01/19	255	302,917
TCI Communications, Inc.
7.875%, 2/15/26	210	245,816
Time Warner Cable, Inc.
7.50%, 4/01/14	145	166,305
Time Warner Entertainment Co.
8.375%, 3/15/23	550	659,747
WPP Finance UK
5.875%, 6/15/14	120	123,225
8.00%, 9/15/14	415	455,232

		4,646,011

Communications - Telecommunications - 3.1%
Alltel Corp.
7.875%, 7/01/32	170	209,273
AT&T Corp.
8.00%, 11/15/31 (b)	20	24,921
British Telecommunications PLC
9.125%, 12/15/10 (b)	310	333,770
Embarq Corp.
7.082%, 6/01/16	855	929,007
Pacific Bell Telephone Co.
6.625%, 10/15/34	535	550,235
Qwest Corp.
7.50%, 10/01/14	400	404,000
8.875%, 3/15/12 (b)	520	547,300
Telecom Italia Capital SA
4.00%, 1/15/10	380	382,599
6.175%, 6/18/14	355	385,085
6.375%, 11/15/33	40	40,872
US Cellular Corp.
6.70%, 12/15/33	575	592,488
Verizon Communications, Inc.
4.90%, 9/15/15	240	253,662
5.25%, 4/15/13	290	314,011
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	179	192,381
Vodafone Group PLC
5.50%, 6/15/11	200	212,428

		5,372,032

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
4.875%, 6/15/10	110	112,135
5.75%, 9/08/11	120	126,043
Volvo Treasury AB
5.95%, 4/01/15 (a)(c)	305	304,716

		542,894

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
6.875%, 5/01/12	310	341,254
7.625%, 4/15/31	390	437,089

		778,343

Consumer Cyclical - Other - 0.4%
Marriott International, Inc.
Series J
5.625%, 2/15/13	502	512,142
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	38,464
6.875%, 11/15/12	95	100,226

		650,832

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
4.25%, 4/15/13		225	239,777

Consumer Non-Cyclical - 3.9%
Altria Group, Inc.
9.70%, 11/10/18		230	285,673
Bottling Group LLC
6.95%, 3/15/14		355	413,735
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		206	204,694
5.875%, 5/15/13		350	370,053
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		350	364,776
Campbell Soup Co.
6.75%, 2/15/11		335	359,488
ConAgra Foods, Inc.
7.875%, 9/15/10		11	11,643
Diageo Capital PLC
7.375%, 1/15/14		360	417,204
Fisher Scientific International, Inc.
6.125%, 7/01/15		230	238,913
6.75%, 8/15/14		171	177,049
Fortune Brands, Inc.
4.875%, 12/01/13		374	374,743
5.125%, 1/15/11		115	117,928
Kraft Foods, Inc.
4.125%, 11/12/09		415	416,399
5.25%, 10/01/13		220	231,703
The Kroger Co.
6.80%, 12/15/18		229	261,058
Pepsico, Inc.
4.65%, 2/15/13		385	414,529
Pfizer, Inc.
1.80%, 2/22/16	JPY	20,000	212,147
5.35%, 3/15/15		$405	448,459
The Procter & Gamble Co.
4.70%, 2/15/19		402	420,138
Reynolds American, Inc.
7.25%, 6/01/13		105	114,245
7.625%, 6/01/16		395	422,659
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		84	82,320
Whirlpool Corp.
8.60%, 5/01/14		55	61,524
Wyeth
5.50%, 2/01/14		251	274,119

			6,695,199

Energy - 1.7%
Amerada Hess Corp.
7.875%, 10/01/29	165	193,266
Anadarko Petroleum Corp.
5.95%, 9/15/16	42	44,501
6.45%, 9/15/36	124	128,029
Apache Corp.
5.25%, 4/15/13	225	241,376
Baker Hughes, Inc.
6.50%, 11/15/13	205	233,229
Canadian Natural Resources Ltd.
5.15%, 2/01/13	60	63,813
Conoco, Inc.
6.95%, 4/15/29	155	181,902
Nabors Industries, Inc.
9.25%, 1/15/19	425	505,075
Noble Energy, Inc.
8.25%, 3/01/19	406	490,095
TNK-BP Finance SA
7.50%, 7/18/16 (a)	100	98,000
Valero Energy Corp.
6.875%, 4/15/12	515	554,254
Weatherford International Ltd.
5.15%, 3/15/13	195	204,826
6.00%, 3/15/18	35	36,264

		2,974,630

Technology - 1.5%
Cisco Systems, Inc.
5.25%, 2/22/11	380	400,536
Computer Sciences Corp.
5.50%, 3/15/13	280	295,771
Dell, Inc.
5.625%, 4/15/14	250	276,250
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (b)	566	631,554
Motorola, Inc.
6.50%, 9/01/25	125	105,636
7.50%, 5/15/25	25	22,763
7.625%, 11/15/10	22	22,907
Oracle Corp.
4.95%, 4/15/13	239	258,673
5.00%, 1/15/11	140	146,423
Xerox Corp.
7.625%, 6/15/13	40	41,079
8.25%, 5/15/14	375	426,259

		2,627,851

		31,076,589

Financial Institutions - 12.0%
Banking - 7.1%
American Express Co.
8.125%, 5/20/19		405	478,990
ANZ National International Ltd.
6.20%, 7/19/13 (a)		240	259,882
Bank of America Corp.
4.875%, 1/15/13		660	676,990
5.375%, 9/11/12		375	392,563
Barclays Bank PLC
5.75%, 9/14/26	GBP	75	115,857
8.55%, 6/15/11 (a)(d)		$365	332,150
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17 (d)		170	127,500
The Bear Stearns Co., Inc.
5.70%, 11/15/14		450	481,991
7.625%, 12/07/09		215	217,543
Citigroup, Inc.
4.625%, 8/03/10		107	109,265
5.50%, 4/11/13		350	358,164
6.50%, 8/19/13		355	372,661
8.50%, 5/22/19		505	570,062
Compass Bank
5.50%, 4/01/20		250	212,830
Countrywide Financial Corp.
5.80%, 6/07/12		229	241,573
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11		4	4,065
Credit Suisse USA, Inc.
5.50%, 8/15/13		159	171,750
The Goldman Sachs Group, Inc.
4.75%, 7/15/13		460	480,053
7.35%, 10/01/09		95	95,000
7.50%, 2/15/19		540	617,553
Huntington National Bank
4.375%, 1/15/10		250	250,236
JP Morgan Chase & Co.
6.75%, 2/01/11		285	302,711
Marshall & Ilsley Bank
5.00%, 1/17/17		175	127,805
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		535	536,139

Morgan Stanley
5.625%, 1/09/12		480	508,608
6.60%, 4/01/12		320	347,740
6.625%, 4/01/18		465	491,702
National Capital Trust II
5.486%, 3/23/15 (a)(d)		122	88,145
National City Bank of Cleveland Ohio
6.25%, 3/15/11		250	255,212
National Westminster Bank
6.50%, 9/07/21	GBP	50	71,221
Rabobank Nederland
11.00%, 6/30/19 (a)(d)		$90	110,250
Regions Financial Corp.
6.375%, 5/15/12		215	201,808
Standard Chartered PLC
6.409%, 1/30/17 (a)(d)		100	77,000
UBS Preferred Funding Trust I
8.622%, 10/01/10 (d)		180	165,783
UFJ Finance Aruba AEC
6.75%, 7/15/13		240	266,694
Union Bank of California
5.95%, 5/11/16		660	656,274
Union Planters Corp.
7.75%, 3/01/11		143	140,502
VTB Capital SA
6.609%, 10/31/12 (a)		135	135,337
Wachovia Corp.
5.50%, 5/01/13		505	540,335
Wells Fargo & Co.
5.625%, 12/11/17		565	593,471

			12,183,415

Finance - 1.9%
General Electric Capital Corp.
4.80%, 5/01/13		435	451,567
5.625%, 5/01/18		455	452,817
Series A
4.375%, 11/21/11		155	160,089
HSBC Finance Corp.
7.00%, 5/15/12		280	302,474
International Lease Finance Corp.
5.65%, 6/01/14		65	49,889
SLM Corp.
5.125%, 8/27/12		145	124,073
5.40%, 10/25/11		405	373,701
5.45%, 4/25/11		235	221,645
Series A
4.50%, 7/26/10		90	87,450
5.375%, 1/15/13 - 5/15/14		1,220	974,105

			3,197,810

Insurance - 2.5%
The Allstate Corp.
6.125%, 5/15/37 (d)		530	429,300
Coventry Health Care, Inc.
5.95%, 3/15/17		90	80,698
6.125%, 1/15/15		35	33,750
6.30%, 8/15/14		280	274,935
Genworth Financial, Inc.
1.60%, 6/20/11	JPY	15,000	147,740
6.515%, 5/22/18		$520	445,350
Humana, Inc.
6.30%, 8/01/18		275	262,279
6.45%, 6/01/16		40	40,344
7.20%, 6/15/18		85	86,026
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		145	136,487
Lincoln National Corp.
8.75%, 7/01/19		113	130,692
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		225	275,745
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		360	369,371
Principal Financial Group, Inc.
7.875%, 5/15/14		325	359,147
Prudential Financial, Inc.
5.15%, 1/15/13		325	334,588
6.20%, 1/15/15		45	47,608
Series D
7.375%, 6/15/19		35	39,060
UnitedHealth Group, Inc.
5.25%, 3/15/11		95	98,736
6.00%, 2/15/18		105	110,339
Wellpoint Inc.
5.875%, 6/15/17		25	26,387
7.00%, 2/15/19		95	107,992
WellPoint, Inc.
4.25%, 12/15/09		72	72,492
XL Capital Ltd.
5.25%, 9/15/14		300	294,501
6.25%, 5/15/27		200	176,828

			4,380,395

REITS - 0.5%
HCP, Inc.
5.95%, 9/15/11		225	231,107
Simon Property Group LP
5.00%, 3/01/12		220	226,866
5.625%, 8/15/14		420	433,368

			891,341

			20,652,961

Utility - 3.3%
Electric - 2.1%
Allegheny Energy Supply
5.75%, 10/15/19 (a)(c)	425	424,703
Carolina Power & Light Co.
6.50%, 7/15/12	480	530,714
FirstEnergy Corp.
Series B
6.45%, 11/15/11	19	20,550
Series C
7.375%, 11/15/31	420	470,789
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	240	261,487
Nisource Finance Corp.
6.80%, 1/15/19	550	563,098
7.875%, 11/15/10	110	115,722
Pacific Gas & Electric Co.
4.80%, 3/01/14	215	229,298
Progress Energy, Inc.
7.10%, 3/01/11	73	77,388
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	210	244,059
The Southern Co.
Series A
5.30%, 1/15/12	156	167,456
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	246,963
Wisconsin Energy Corp.
6.25%, 5/15/67 (d)	204	171,360

		3,523,587

Natural Gas - 1.0%
Duke Energy Field Services Corp.
7.875%, 8/16/10	70	73,372
Energy Transfer Partners LP
6.70%, 7/01/18	440	470,843
7.50%, 7/01/38	505	582,699
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	95	101,186
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (d)	235	205,893
Williams Co., Inc.
7.875%, 9/01/21	289	312,600

		1,746,593

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	350	376,612

		5,646,792

Non Corporate Sectors - 1.0%
Agencies - Not Government Guaranteed - 1.0%
Gaz Capital SA
6.212%, 11/22/16 (a)	460	441,600
6.51%, 3/07/22 (a)	857	782,013
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	465	509,175

		1,732,788

Total Corporates - Investment Grades (cost $55,840,154)		59,109,130

MORTGAGE PASS-THRU’S - 18.3%
Agency Fixed Rate 30-Year - 16.1%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 10/01/35	3,866	3,927,375
5.50%, 1/01/35	6,469	6,802,189
Series 2007
5.50%, 7/01/35	251	264,271
Federal National Mortgage Association
6.50%, TBA	1,600	1,710,000
Series 2002
7.00%, 3/01/32	19	21,136
Series 2003
5.00%, 11/01/33	273	283,080
5.50%, 4/01/33 - 7/01/33	1,024	1,076,946
Series 2004
5.50%, 4/01/34 - 11/01/34	861	905,249
6.00%, 9/01/34	471	500,445
Series 2005
4.50%, 8/01/35	840	854,993
5.00%, 10/01/35	2,133	2,211,429
5.50%, 2/01/35	1,040	1,094,677
Series 2006
5.00%, 2/01/36	1,891	1,960,316
Series 2007
4.50%, 9/01/35 - 8/01/37	1,034	1,052,578
5.00%, 7/01/36	294	305,133
Series 2008
6.00%, 3/01/37	3,820	4,049,396
Government National Mortgage Association
6.00%, TBA	700	738,938
Series 1994
9.00%, 9/15/24	6	6,413

		27,764,564

Agency ARMS - 2.2%
Federal Home Loan Mortgage Corp.
Series 2007
6.074%, 1/01/37 (e)		201	212,704
Series 2009
4.776%, 4/01/36 (d)		1,080	1,128,563
Federal National Mortgage Association
Series 2003
4.762%, 12/01/33 (d)		346	363,579
Series 2006
5.457%, 2/01/36 (d)		398	418,249
5.842%, 11/01/36 (e)		539	569,589
6.194%, 3/01/36		339	358,512
Series 2007
4.731%, 3/01/34 (d)		670	694,206

			3,745,402

Total Mortgage Pass-Thru’s (cost $30,390,691)			31,509,966

GOVERNMENTS - TREASURIES - 15.6%
Brazil - 1.5%
Republic of Brazil
12.50%, 1/05/16	BRL	4,110	2,556,338

Canada - 2.5%
Canadian Government Bond
3.75%, 6/01/19	CAD	4,405	4,262,027

Hungary - 0.5%
Hungary Government Bond
Series 12/C
6.00%, 10/24/12	HUF	182,660	952,097

United States - 11.1%
U.S. Treasury Bonds
3.75%, 11/15/18		$3,430	3,549,040
4.50%, 2/15/36		3,060	3,286,630
U.S. Treasury Notes
0.875%, 2/28/11 - 5/31/11		8,395	8,421,212
1.75%, 11/15/11		1,625	1,649,882
2.375%, 8/31/14		1,460	1,465,475
2.625%, 7/31/14		695	706,620

			19,078,859

Total Governments - Treasuries (cost $26,454,974)			26,849,321

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
Non-Agency Fixed Rate CMBS - 10.0%
Series 2005-6, Class A4
5.351%, 11/10/15	470	457,259
Series 2006-5, Class A4
5.414%, 9/10/47	455	413,986
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41	505	494,380
Series 2005-T18, Class A4
4.933%, 2/13/42	530	516,017
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/49	1,085	977,710
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	1,095	928,713
Series 2006-C5, Class A3
5.311%, 12/15/39	225	182,650
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	14	14,183
Series 2005-C1, Class A4
5.014%, 2/15/38	435	428,512
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	422	419,949
Series 2005-GG5, Class AJ
5.478%, 4/10/37	235	170,699
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	378,183
Series 2007-GG9, Class A4
5.444%, 3/10/39	680	602,625
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	300	290,784
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46	550	532,866
Series 2006-CB1, Class A4
5.481%, 12/12/44	545	511,806
5.814%, 6/12/43	1,035	976,121

Series 2006-CB17, Class A4
5.429%, 12/12/43	420	388,379
Series 2007-C1, Class A4
5.716%, 2/15/51	1,115	813,139
Series 2007-LD11, Class A4
6.006%, 6/15/49	1,105	965,848
Series 2007-LDPX, Class A3
5.42%, 1/15/49	1,110	935,673
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.399%, 6/15/29	830	778,688
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	1,166,916
Series 2006-C6, Class A4
5.372%, 9/15/39	475	432,569
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	285	210,401
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	872,703
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,080	969,719
Series 2007-C31, Class A4
5.509%, 4/15/47	1,100	851,912
Series 2007-C32, Class A3
5.929%, 6/15/49	615	489,007

Total Commercial Mortgage-Backed Securities (cost $18,448,734)		17,171,397

CORPORATES - NON-INVESTMENT GRADES - 7.1%
Industrial - 4.4%
Basic - 0.7%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	85,025
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	228	229,140
United States Steel Corp.
5.65%, 6/01/13	495	484,703
Westvaco Corp.
8.20%, 1/15/30	50	49,043
Weyerhaeuser Co.
6.75%, 3/15/12	405	421,921

		1,269,832

Capital Goods - 1.5%
Bombardier, Inc.
6.30%, 5/01/14 (a)	270	260,550
8.00%, 11/15/14 (a)	225	230,625

Case Corp.
7.25%, 1/15/16	170	162,775
Case New Holland, Inc.
7.125%, 3/01/14	175	171,500
Masco Corp.
6.125%, 10/03/16	635	601,910
Mohawk Industries, Inc.
6.625%, 1/15/16 (b)	355	353,272
Owens Corning, Inc.
6.50%, 12/01/16	265	258,558
Textron Financial Corp.
4.60%, 5/03/10	51	50,815
5.125%, 11/01/10 - 2/03/11	196	196,086
5.40%, 4/28/13	69	67,751
United Rentals North America, Inc.
7.75%, 11/15/13	220	198,000

		2,551,842

Communications - Media - 0.4%
CCH I LLC
11.75%, 5/15/14 (b)(f)	420	4,200
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	105,018
CSC Holdings, Inc.
8.50%, 4/15/14 (a)	160	168,000
Quebecor Media, Inc.
7.75%, 3/15/16	230	227,700
RH Donnelley Corp.
Series A-4
8.875%, 10/15/17 (f)	545	31,337
Univision Communications, Inc.
12.00%, 7/01/14 (a)	41	44,075
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	70	18,988

		599,318

Communications - Telecommunications - 0.4%
Digicel Ltd.
9.25%, 9/01/12 (a)	161	163,415
Frontier Communications Corp.
6.25%, 1/15/13	210	205,800
Inmarsat Finance PLC
10.375%, 11/15/12 (b)	155	160,425
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	231	240,817

		770,457

Consumer Cyclical - Automotive - 0.4%
Affinia Group, Inc.
9.00%, 11/30/14	85	80,750

Ford Motor Credit Co. LLC
3.26%, 1/13/12 (e)	240	216,000
7.00%, 10/01/13	204	191,477
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	165	171,188
Visteon Corp.
7.00%, 3/10/14 (f)	165	40,425

		699,840

Consumer Cyclical - Other - 0.5%
Broder Brothers Co.
12.00%, 10/15/13 (g)(h)	34	14,202
Greektown Holdings LLC
10.75%, 12/01/13 (a)(f)	90	21,825
Harrah’s Operating Co., Inc.
10.00%, 12/15/18 (a)	135	107,325
Sheraton Holding Corp.
7.375%, 11/15/15	379	373,315
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	362	375,575

		892,242

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	45	42,433

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	155	162,362
HCA, Inc.
7.875%, 2/15/20 (a)	125	125,469
8.50%, 4/15/19 (a)	40	41,700

		329,531

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	190	171,950

Services - 0.0%
Travelport LLC
9.875%, 9/01/14	35	33,863

Technology - 0.2%
Avago Technologies Finance
10.125%, 12/01/13 (b)	110	115,775
Flextronics International Ltd.
6.50%, 5/15/13	145	141,375

		257,150

Transportation - Airlines - 0.0%
Continental Airlines, Inc.
Series 2003-ERJ1
7.875%, 7/02/18	38	28,862

		7,647,320

Financial Institutions - 1.9%
Banking - 1.2%
ABN Amro Bank NV
4.31%, 3/10/16 (d)	EU	R125	101,520
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$98	94,570
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)	EU	R200	153,652
Dexia Credit Local
4.30%, 11/18/15 (d)		300	217,307
HBOS Capital Funding LP
4.939%, 5/23/16 (d)		59	46,622
HBOS Euro Finance LP
7.627%, 12/09/11 (d)		94	89,410
KBC Bank Funding Trust III
9.86%, 11/02/09 (a)(d)		$332	229,080
Lloyds Banking Group PLC
5.92%, 10/01/15 (a)(d)		200	114,000
6.267%, 11/14/16 (a)(d)		566	322,620
6.657%, 5/21/37 (a)(d)		500	305,000
RBS Capital Trust III
5.512%, 9/30/14 (d)		335	154,100
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (d)		115	64,400
Zions Bancorporation
5.50%, 11/16/15		105	80,667

			1,972,948

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (f)		75	12,750
7.875%, 11/01/09 (f)		43	7,310

			20,060

Finance - 0.5%
CIT Group, Inc.
5.00%, 2/01/15		240	153,711
5.125%, 9/30/14		195	124,920
5.85%, 9/15/16		360	226,884
7.625%, 11/30/12		435	283,320

			788,835

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17		95	87,400
ING Capital Funding Trust III
8.439%, 12/31/10 (d)		270	180,900
ING Groep NV
5.775%, 12/08/15 (d)		90	57,600
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		80	60,800

			386,700

Other Finance - 0.0%
Aiful Corp.
6.00%, 12/12/11 (a)	125	50,000

		3,218,543

Utility - 0.8%
Electric - 0.6%
The AES Corp.
7.75%, 3/01/14 - 10/15/15	165	166,075
Dynegy Holdings, Inc.
8.375%, 5/01/16	205	191,675
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	195	179,156
NRG Energy, Inc.
7.25%, 2/01/14	260	255,450
RRI Energy, Inc.
7.625%, 6/15/14	95	93,219
7.875%, 6/15/17	155	151,319

		1,036,894

Natural Gas - 0.2%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66 (d)	305	285,175

		1,322,069

Total Corporates - Non-Investment Grades (cost $13,448,482)		12,187,932

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16	1,810	1,973,928
Federal National Mortgage Association
5.375%, 6/12/17	870	982,834
6.25%, 5/15/29	1,020	1,251,523

Total Agencies (cost $4,072,130)		4,208,285

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS) (cost $4,076,048)	3,869	4,113,083

GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Peru - 0.6%
Republic of Peru
8.375%, 5/03/16	255	310,463
9.875%, 2/06/15	555	703,740

		1,014,203

Poland - 0.5%
Poland Government International Bond
6.375%, 7/15/19	715	799,799

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)(b)	418	454,106

Total Governments - Sovereign Bonds (cost $1,994,416)		2,268,108

ASSET-BACKED SECURITIES - 1.1%
Credit Cards - Floating Rate - 0.5%
Chase Issuance Trust
Series 2007-A1, Class A1
0.263%, 3/15/13 (e)	875	869,217

Home Equity Loans - Floating Rate - 0.4%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (e)	240	208,707
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.506%, 1/20/35 (e)	131	110,808
Home Equity Asset Trust
Series 2007-2, Class M1
0.676%, 7/25/37 (e)	475	10,358
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.356%, 11/25/36 (e)	472	338,139
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.606%, 3/25/37 (e)	160	4,011
RAAC Series
Series 2006-SP3, Class A1
0.326%, 8/25/36 (e)	18	16,846
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.416%, 3/25/35 (e)	7	7,121
Series 2005-RZ1, Class A2
0.446%, 4/25/35 (e)	7	6,476

		702,466

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.391%, 12/25/32	110	70,122

Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	95	67,841
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	394	85,844
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	10	10,454

		234,261

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	100	94,000

Total Asset-Backed Securities (cost $3,056,185)		1,899,944

CMOS - 0.8%
Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.948%, 5/25/36 (d)	141	72,139
Series 2007-1, Class 21A1
5.619%, 1/25/47 (d)	222	123,618
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.122%, 5/25/35 (d)	363	301,886
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (e)	441	279,079
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.901%, 5/25/36 (d)	201	104,928

		881,650

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.901%, 12/25/35 (e)	133	71,686
Series 2007-OA3, Class M1
0.556%, 4/25/47 (e)	145	1,366
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.751%, 2/25/47 (e)	328	158,100
Series 2007-OA3, Class B1
0.696%, 4/25/47 (e)	448	6,749

		237,901

Non-Agency Fixed Rate - 0.1%
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.048%, 7/25/36	398	212,826

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.553%, 5/28/35	50	45,748

Total CMOs (cost $2,868,402)		1,378,125

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Russia - 0.6%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	230	220,800
7.75%, 5/29/18 (a)	770	795,025

Total Quasi-Sovereigns (cost $985,651)		1,015,825

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	70	76,067

United Kingdom - 0.5%
The Royal Bank of Scotland PLC
2.625%, 5/11/12 (a)	895	908,297

Total Governments - Sovereign Agencies (cost $966,902)		984,364

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (a)	143	156,585

Financial Institutions - 0.0%
Other Finance - 0.0%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)	100	84,504

Total Emerging Markets - Corporate Bonds (cost $242,148)		241,089

SUPRANATIONALS - 0.1%
European Investment Bank 4.875%, 2/15/36 (cost $109,790)	110	112,735

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (a)	93	93,116

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (d)	2,400	4,344
Federal National Mortgage Association
8.25% (d)	2,950	4,750

		9,094

Total Preferred Stocks (cost $221,409)		102,210

COMMON STOCK - 0.0%
Broder Brothers Co. (i) (cost $0)	3,463	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.2%
Time Deposit - 7.2%
State Street Time Deposit 0.01%, 10/01/09 (cost $12,355,000)	$12,355	12,355,000

Total Investments - 102.1% (cost $175,531,116) (j)		175,506,514
Other assets less liabilities - (2.1)%		(3,640,945)

Net Assets - 100.0%		$171,865,569

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,615	9/17/10	SIFMA	*	2.787%	$167,880

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 10/13/09	5,341	$4,475,479	$4,707,867	$232,388
Norwegian Krone settling 10/15/09	31,293	5,163,587	5,415,671	252,084
Polish Zloty settling 11/25/09	4,893	1,728,878	1,697,928	(30,950)
Sale Contracts:
Australian Dollar settling 10/13/09	392	341,358	345,120	(3,762)
British Pound settling 11/09/09	93	153,500	148,678	4,822
Canadian Dollar settling 10/28/09	1,521	1,406,326	1,420,710	(14,384)
Canadian Dollar settling 10/28/09	3,050	2,775,874	2,848,682	(72,808)
Euro settling 11/16/09	989	1,432,669	1,446,669	(14,000)
Euro settling 11/25/09	1,177	1,728,878	1,722,558	6,320
Japanese Yen settling 11/05/09	27,595	296,672	307,481	(10,809)
Norwegian Krone settling 10/15/09	1,950	327,657	337,404	(9,747)
Swiss Franc settling 10/01/09	5,142	4,795,015	4,961,450	(166,435)
Swiss Franc settling 12/04/09	5,142	4,959,847	4,963,611	(3,764)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $11,100,977 or 6.5% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2009.
(c)	When-Issued or delayed delivery security.
(d)	Variable rate coupon, rate shown as of September 30, 2009.
(e)	Floating Rate Security. Stated interest rate was in effect at September 30, 2009.
(f)	Security is in default and is non-income producing.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of September 30, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	5/21/2009	$73,917	$14,202	0.01%

(h)	Pay-In-Kind Payments (PIK).
(i)	Non-income producing security.
(j)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,594,718 and gross unrealized depreciation of investments was $(7,619,320), resulting in net unrealized depreciation of $(24,602).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2009, the fund’s total exposure to subprime investments was 1.14% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Currency Abbreviations:

BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro Dollar
GBP	- Great British Pound
HUF	- Hungarian Forint
JPY	- Japanese Yen

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust
TIPS	- Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$–	$56,311,587	$2,797,543	$59,109,130
Mortgage Pass-Thru’s	–	31,509,966	–	31,509,966
Governments - Treasuries	–	24,292,983	2,556,338	26,849,321
Commercial Mortgage-Backed Securities	–	17,171,397	–	17,171,397
Corporates - Non-Investment Grades	–	11,726,259	461,673	12,187,932
Agencies	–	4,208,285	–	4,208,285
Inflation-Linked Securities	–	4,113,083	–	4,113,083
Governments - Sovereign Bonds	–	1,468,309	799,799	2,268,108
Asset-Backed Securities	–	869,217	1,030,727	1,899,944
CMOs	–	45,748	1,332,377	1,378,125
Quasi-Sovereigns	–	–	1,015,825	1,015,825
Governments - Sovereign Agencies	–	984,364	–	984,364
Emerging Markets - Corporate Bonds	–	241,089	–	241,089
Supranationals	–	112,735	–	112,735
Preferred Stocks	–	9,094	93,116	102,210
Short-Term Investments	–	12,355,000	–	12,355,000

Total Investments in Securities	–	165,419,116	10,087,398	175,506,514
Other Financial Instruments*	–	168,955	167,880	336,835

Total	$–	$165,588,071	$10,255,278	$175,843,349

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Governments - Treasuries	Corporates - Non- Investment Grades	Governments - Sovereign Bonds
Balance as of 12/31/08	$782,544	$–	$172,182	$7,709,551
Accrued discounts /premiums	1,751	(8,866)	547	(2,462)
Realized gain (loss)	(4,448)	–	–	657,187
Change in unrealized appreciation/depreciation	452,353	165,838	50,839	(868,372)
Net purchases (sales)	775,523	2,399,366	38,702	(6,696,105)
Net transfers in and/or out of Level 3	789,820	–	199,403	–

Balance as of 9/30/09	$2,797,543	$2,556,338	$461,673	$799,799

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$420,778	$165,838	$55,892	$84,096

	Asset-Backed Securities	CMOs	Emerging Markets- Sovereigns	Quasi-Sovereigns
Balance as of 12/31/08	$1,548,320	$1,239,649	$140,970	$619,108
Accrued discounts /premiums	153	47	(15)	773
Realized gain (loss)	(92,780)	622	(13,321)	(63,500)
Change in unrealized appreciation/depreciation	147,831	305,100	16,575	273,670
Net purchases (sales)	(572,797)	(213,041)	(144,209)	(1,191,511)
Net transfers in and/or out of Level 3	–	–	–	1,377,285

Balance as of 9/30/09	$1,030,727	$1,332,377	$–	$1,015,825

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$37,671	$305,100	$–	$269,336

	Preferred Stocks	Other Financial Instruments	Total
Balance as of 12/31/08	$77,190	$–	$12,289,514
Accrued discounts /premiums	–	–	(8,072)
Realized gain (loss)	–	–	483,760
Change in unrealized appreciation/depreciation	15,926	4,904	564,664
Net purchases (sales)	–	–	(5,604,072)
Net transfers in and/or out of Level 3	–	162,976	2,529,484

Balance as of 9/30/09	$93,116	$167,880	$10,255,278

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$15,926	$4,904	$1,359,541

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 24.2%
Capital Markets - 8.1%
Credit Suisse Group AG	79,112	$4,401,621
ICAP PLC	186,842	1,266,428
Julius Baer Holding AG	49,859	2,500,688
Macquarie Group Ltd.	48,189	2,488,013
Partners Group Holding AG	19,430	2,372,111

		13,028,861

Commercial Banks - 13.8%
Banco Santander Central Hispano SA	133,958	2,164,009
Barclays PLC (a)	331,984	1,967,446
BNP Paribas SA	25,623	2,056,297
Commercial International Bank	45,564	478,884
ICICI Bank Ltd.	96,238	1,805,349
Industrial & Commercial Bank of China Ltd.-Class H	4,089,000	3,061,417
Investimentos Itau SA	676,514	4,093,605
Siam Commercial Bank PCL	929,100	2,363,768
Standard Chartered PLC	125,698	3,104,911
United Overseas Bank Ltd.	91,000	1,079,228

		22,174,914

Diversified Financial Services - 1.4%
Companhia Brasileira de Meios de Pagamento	28,900	286,782
IG Group Holdings PLC	200,738	1,071,196
ING Group (a)	48,323	867,777

		2,225,755

Insurance - 0.9%
China Life Insurance Co. Ltd.-Class H	353,000	1,540,014

		38,969,544

Energy - 11.8%
Energy Equipment & Services - 4.0%
Saipem SpA	64,999	1,963,139
Schlumberger Ltd.	21,000	1,251,600
Tenaris SA	93,861	1,678,595
WorleyParsons Ltd.	56,213	1,466,226

		6,359,560

Oil, Gas & Consumable Fuels - 7.8%
BG Group PLC	175,036	3,050,697

BP PLC	289,486	2,564,468
LUKOIL (OTC US) (Sponsored ADR)	28,764	1,559,009
PetroChina Co. Ltd.-Class H	676,000	768,147
Suncor Energy, Inc.	28,068	980,473
Suncor Energy, Inc. (Toronto Stock Exchange)	37,800	1,306,368
Tullow Oil PLC	130,665	2,364,140

		12,593,302

		18,952,862

Consumer Discretionary - 11.7%
Auto Components - 1.9%
Bridgestone Corp.	60,200	1,076,651
Denso Corp.	37,100	1,088,036
GKN PLC (a)	494,561	900,965

		3,065,652

Automobiles - 2.8%
Bayerische Motoren Werke AG	25,948	1,249,116
Fiat SpA (a)	89,542	1,155,186
Nissan Motor Co. Ltd. (a)	153,200	1,032,391
Volkswagen AG	9,873	1,145,842

		4,582,535

Hotels, Restaurants & Leisure - 2.3%
Carnival PLC	66,527	2,282,800
Compass Group PLC	52,125	319,289
Ctrip.com International Ltd. (ADR) (a)	10,100	593,779
Lottomatica SpA	23,314	522,913

		3,718,781

Household Durables - 0.6%
Panasonic Corp.	67,100	981,945

Media - 2.4%
British Sky Broadcasting Group PLC	30,713	281,344
Eutelsat Communications	64,156	1,955,698
Pearson PLC	46,144	570,130
SES SA	48,644	1,104,523

		3,911,695

Multiline Retail - 0.2%
Next PLC	9,931	284,987
Specialty Retail - 1.3%
Belle International Holdings Ltd.	274,000	279,611
Fast Retailing Co. Ltd.	6,700	846,261
Kingfisher PLC	165,515	564,487
Nitori Co. Ltd.	4,350	370,116

		2,060,475

Textiles, Apparel & Luxury Goods - 0.2%
Compagnie Financiere Richemont SA	9,781	276,890

		18,882,960

Materials - 10.9%
Chemicals - 1.4%
Linde AG	14,854	1,608,591
Umicore	21,856	656,751

		2,265,342

Construction Materials - 1.1%
Anhui Conch Cement Co. Ltd.-Class H	84,000	557,032
CRH PLC (London)	43,421	1,205,648

		1,762,680

Metals & Mining - 8.4%
ArcelorMittal (Euronext Amsterdam)	81,557	3,041,026
Cia Vale do Rio Doce (Sponsored ADR)-Class B	67,950	1,393,654
Companhia Siderurgica Nacional SA	27,800	853,333
Equinox Minerals Ltd. (a)(b)	267,853	865,616
Equinox Minerals Ltd. (Toronto Stock Exchange) (a)	351,871	1,137,135
Evraz Group SA (Sponsored GDR) (a)(b)	49,656	1,293,539
Gerdau SA	72,400	970,591
Impala Platinum Holdings Ltd.	15,277	357,740
Rio Tinto PLC	37,289	1,585,050
Xstrata PLC (a)	140,446	2,071,238

		13,568,922

		17,596,944

Industrials - 9.0%
Airlines - 0.3%
British Airways PLC (a)	115,097	407,116

Construction & Engineering - 0.4%
Aveng Ltd.	121,928	702,804

Electrical Equipment - 1.8%
ABB Ltd. (a)	59,858	1,203,646
Gamesa Corp. Tecnologica SA	76,798	1,727,989

		2,931,635

Industrial Conglomerates - 1.8%
Cookson Group PLC (a)	92,526	609,270
Siemens AG	23,921	2,202,651

		2,811,921

Machinery - 2.7%
Charter International PLC	66,379	729,854
Kubota Corp.	106,000	878,184
MAN AG	11,931	979,991
NGK Insulators Ltd.	34,000	784,457
SKF AB-Class B	60,700	954,710

		4,327,196

Marine - 0.4%
China Shipping Development Co. Ltd.-Class H	556,000	693,691

Trading Companies & Distributors - 1.6%
Mitsubishi Corp.	75,200	1,512,446
Mitsui & Co. Ltd.	80,000	1,040,776

		2,553,222

		14,427,585

Consumer Staples - 8.1%
Beverages - 1.3%
Anheuser-Busch InBev NV	45,152	2,071,028

Food & Staples Retailing - 2.3%
Tesco PLC	583,280	3,733,957

Food Products - 2.0%
China Mengniu Dairy Co. Ltd. (a)	89,000	226,271
Groupe Danone	6,292	380,603
Nestle SA	38,477	1,642,609
Unilever NV	33,332	964,477

		3,213,960

Household Products - 0.4%
Reckitt Benckiser Group PLC	14,490	709,395

Tobacco - 2.1%
British American Tobacco PLC	95,874	3,011,707
KT&G Corp.	5,237	317,278

		3,328,985

		13,057,325

Information Technology - 7.3%
Communications Equipment - 1.2%
Nokia OYJ	53,577	785,821
Research In Motion Ltd. (a)	15,786	1,067,193

		1,853,014

Computers & Peripherals - 0.5%
Toshiba Corp. (a)	145,000	758,965

Electronic Equipment, Instruments & Components - 2.2%
Hirose Electric Co. Ltd.	4,100	461,203
HON HAI Precision Industry Co. Ltd.	352,950	1,409,348
Keyence Corp.	4,460	950,213
LG.Philips LCD Co. Ltd.	23,010	660,502

		3,481,266

Internet Software & Services - 0.4%
Tencent Holdings Ltd.	43,600	703,131

IT Services - 0.6%
Cap Gemini SA	17,710	930,756

Office Electronics - 0.6%
Canon, Inc.	25,200	1,009,673

Semiconductors & Semiconductor Equipment - 1.4%
MediaTek, Inc.	73,084	1,214,729
Samsung Electronics Co. Ltd.	1,586	1,094,958
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	1	11

		2,309,698

Software - 0.4%
SAP AG	13,679	663,299

		11,709,802

Health Care - 7.1%
Biotechnology - 0.5%
Grifols SA	42,420	809,905

Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	18,977	943,888

Life Sciences Tools & Services - 0.5%
QIAGEN N.V. (a)	40,611	860,497

Pharmaceuticals - 5.5%
Bayer AG	17,615	1,219,267
Ipsen SA	15,190	833,774
Novo Nordisk A/S-Class B	10,866	683,406
Roche Holding AG	15,025	2,429,372
Sanofi-Aventis	21,246	1,566,794
Shire PLC	35,846	622,280
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	28,200	1,425,792

		8,780,685

		11,394,975

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 2.3%
Iliad SA	7,286	822,996
Telefonica SA	77,180	2,135,336
Vimpel-Communications (Sponsored ADR) (a)	39,085	730,890

		3,689,222

Wireless Telecommunication Services - 3.6%
America Movil SAB de CV Series L (ADR)	23,500	1,030,005
China Mobile Ltd.	94,000	919,440
Idea Cellular Ltd. (a)	48,684	75,822
MTN Group Ltd.	44,883	732,207
NTT DoCoMo, Inc.	468	745,420
Vodafone Group PLC	998,674	2,243,463

		5,746,357

		9,435,579

Utilities - 0.9%
Electric Utilities - 0.4%
E.ON AG	16,652	704,798

Independent Power Producers & Energy Traders - 0.5%
China Resources Power Holdings Co.	346,000	799,472

		1,504,270

Total Common Stocks (cost $130,665,567)		155,931,846

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
BNP Paribas SA (a) (cost $0)	25,623	55,493

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit 0.01%, 10/01/09 (cost $1,717,000)	$1,717	1,717,000

Total Investments - 98.0% (cost $132,382,567) (c)		157,704,339
Other assets less liabilities - 2.0%		3,138,407

Net Assets - 100.0%		$160,842,746

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/16/09	1,849	$1,586,035	$1,625,295	$39,260
Australian Dollar settling 11/16/09	16,907	14,062,397	14,861,474	799,077
British Pound settling 11/16/09	707	1,169,166	1,129,708	(39,458)
British Pound settling 11/16/09	1,678	2,784,507	2,681,258	(103,249)
Canadian Dollar settling 11/16/09	1,201	1,108,854	1,121,821	12,967
Euro settling 11/16/09	3,835	5,452,833	5,611,777	158,944
New Zealand Dollar settling 11/16/09	9,334	6,245,379	6,720,248	474,869
Norwegian Krone settling 11/16/09	35,070	5,740,522	6,063,125	322,603
Norwegian Krone settling 11/16/09	8,988	1,494,339	1,553,903	59,564
Swedish Krona settling 11/16/09	2,774	394,398	398,034	3,636
Swedish Krona settling 11/16/09	14,385	2,045,212	2,064,068	18,856
Sale Contracts:
British Pound settling 11/16/09	1,014	1,642,021	1,620,260	21,761
British Pound settling 11/16/09	12,444	20,777,000	19,884,134	892,866

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Canadian Dollar settling 11/16/09	2,287	$2,111,434	$2,136,224	$(24,790)
Euro settling 11/16/09	1,130	1,598,950	1,653,535	(54,585)
Euro settling 11/16/09	2,482	3,552,760	3,631,925	(79,165)
Japanese Yen settling 11/16/09	223,143	2,357,933	2,486,570	(128,637)
Japanese Yen settling 11/16/09	94,915	1,004,710	1,057,675	(52,965)
Swedish Krona settling 11/16/09	2,774	387,950	398,034	(10,084)
Swiss Franc settling 11/16/09	7,088	6,573,309	6,841,923	(268,614)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $2,159,155 or 1.3% of net assets.
(c)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,857,056 and gross unrealized depreciation of investments was $(3,535,284), resulting in net unrealized appreciation of $25,321,772.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown*

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2009 (unaudited)

Summary

23.0%	United Kingdom
9.4%	Switzerland
8.6%	Japan
6.8%	Germany
6.4%	China
6.2%	France
4.8%	Brazil
4.3%	Spain
3.6%	Netherlands
3.4%	Canada
3.4%	Italy
2.5%	Australia
2.3%	Russia
14.2%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Belgium, Denmark, Egypt, Finland, India, Ireland, Israel, Mexico, Singapore, South Africa, South Korea, Sweden, Taiwan, Thailand and United States.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$286,781	$36,318,995		$2,363,768	$38,969,544
Energy	3,538,441	15,414,421		–	18,952,862
Consumer Discretionary	593,779	18,289,181		–	18,882,960
Materials	5,543,277	12,053,667		–	17,596,944
Industrials	–	14,427,585		–	14,427,585
Consumer Staples	–	13,057,325		–	13,057,325
Information Technology	1,067,204	10,642,598		–	11,709,802
Health Care	1,425,792	9,969,183		–	11,394,975
Telecommunication Services	1,760,894	7,674,685		–	9,435,579
Utilities	–	1,504,270		–	1,504,270
Rights	55,493	–		–	55,493
Short-Term Investments
Time Deposit	–	1,717,000		–	1,717,000

Total Investments in Securities	14,271,661	141,068,910		2,363,768	157,704,339
Other Financial Instruments*	–	2,042,856	+	–	2,042,856

Total	$14,271,661	$143,111,766		$2,363,768	$159,747,195

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Financials*
Balance as of 12/31/08	$1,741,327
Accrued discounts /premiums	–
Realized gain (loss)	(2,489,288)
Change in unrealized appreciation/depreciation	3,278,912
Net purchases (sales)	(167,183)
Net transfers in and/or out of Level 3	–

Balance as of 9/30/09	$2,363,768

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$1,059,217

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 28.1%
Capital Markets - 1.5%
Deutsche Bank AG	387,200	$29,577,407

Commercial Banks - 19.9%
ABSA Group Ltd.	417,900	6,699,498
Australia & New Zealand Banking Group Ltd.	2,042,500	43,751,902
Banco Bradesco SA	386,200	7,684,325
Banco do Brasil SA	1,353,100	23,852,626
Banco Santander Central Hispano SA	499,000	8,061,038
Barclays PLC (a)	3,442,000	20,398,417
BNP Paribas SA	427,120	34,277,237
Credit Agricole SA	1,516,491	31,838,386
Danske Bank A/S (a)	461,200	12,188,234
Hana Financial Group, Inc.	374,500	12,844,097
Intesa Sanpaolo SpA (a)	4,399,800	19,521,410
KB Financial Group, Inc. (a)	474,611	24,354,146
Lloyds Banking Group PLC (a)	10,984,185	18,242,855
National Australia Bank Ltd.	1,024,300	27,718,055
Societe Generale-Class A	447,888	36,228,216
Standard Bank Group Ltd.	1,457,000	18,913,462
Sumitomo Mitsui Financial Group, Inc.	455,200	15,778,277
Turkiye Garanti Bankasi AS	3,580,400	13,601,209
UniCredito Italiano SpA (a)	2,532,100	9,938,149

		385,891,539

Consumer Finance - 0.4%
ORIX Corp.	105,360	6,399,277

Insurance - 4.9%
Allianz SE	263,900	32,922,568
Aviva PLC	2,515,285	18,082,189
Fairfax Financial Holdings Ltd.	19,100	7,095,356
Muenchener Rueckversicherungs AG (MunichRe)	188,000	29,963,885
Sun Life Financial, Inc.	231,000	7,238,640

		95,302,638

Real Estate Investment Trusts (REITs) - 0.4%
Unibail-Rodamco	39,700	8,267,665

Real Estate Management & Development - 1.0%
Lend Lease Corp. Ltd.	686,200	6,391,021
Mitsui Fudosan Co. Ltd.	762,000	12,830,888

		19,221,909

		544,660,435

Telecommunication Services - 12.5%
Diversified Telecommunication Services - 9.2%
Bezeq Israeli Telecommunication Corp. Ltd.	6,039,100	13,010,130
BT Group PLC	2,825,980	5,889,606
Deutsche Telekom AG	1,369,200	18,685,804
France Telecom SA	1,090,800	29,088,233
Nippon Telegraph & Telephone Corp.	571,800	26,389,591
Telecom Corp. of New Zealand Ltd.	3,093,859	5,965,386
Telecom Italia SpA (ordinary shares)	11,258,700	19,796,569
Telecom Italia SpA (savings shares)	10,781,700	13,280,144
Telefonica SA	1,232,700	34,105,064
TELUS Corp.-Class A	387,300	12,049,655

		178,260,182

Wireless Telecommunication Services - 3.3%
KDDI Corp.	2,448	13,772,516
Vodafone Group PLC	22,286,575	50,065,483

		63,837,999

		242,098,181

Energy - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
BP PLC	5,998,100	53,135,337
ENI SpA	1,108,200	27,692,589
LUKOIL (OTC US) (Sponsored ADR)	458,350	24,842,570
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,773,900	50,802,362
StatoilHydro ASA	1,046,100	23,617,751
Suncor Energy, Inc. (Toronto)	533,376	18,631,917
Total SA	327,900	19,490,246

		218,212,772

Health Care - 8.5%
Health Care Providers & Services - 0.3%
Fresenius Medical Care AG & Co. KGaA	109,000	5,421,497

Pharmaceuticals - 8.2%
AstraZeneca PLC	516,600	23,167,833
Bayer AG	442,600	30,635,701
GlaxoSmithKline PLC	1,798,000	35,450,990
Novartis AG	628,210	31,555,464
Sanofi-Aventis	520,527	38,386,457

		159,196,445

		164,617,942

Information Technology - 7.8%
Communications Equipment - 2.6%
Nokia OYJ	2,175,200	31,903,930
Telefonaktiebolaget LM Ericsson-Class B	1,849,000	18,611,809

		50,515,739

Computers & Peripherals - 2.2%
Compal Electronics, Inc. (GDR) (b)	1,191,637	6,940,809
Fujitsu Ltd.	2,051,000	13,377,589
Toshiba Corp. (a)	4,306,000	22,538,644

		42,857,042

Electronic Equipment, Instruments & Components - 0.5%
AU Optronics Corp.	7,964,990	7,742,447
Hitachi High-Technologies Corp.	152,000	3,170,484

		10,912,931

Semiconductors & Semiconductor Equipment - 2.5%
Hynix Semiconductor, Inc. (a)	466,700	7,817,469
Samsung Electronics (Preference Shares)	33,400	13,946,274
Samsung Electronics Co. Ltd.	38,080	26,290,034

		48,053,777

		152,339,489

Consumer Discretionary - 7.8%
Automobiles - 2.2%
Nissan Motor Co. Ltd. (a)	3,160,100	21,295,428
Renault SA (a)	457,300	21,484,013

		42,779,441

Hotels, Restaurants & Leisure - 1.4%
TABCORP Holdings Ltd.	1,518,300	9,541,821
Thomas Cook Group PLC	2,017,000	7,505,959
TUI Travel PLC	2,775,200	11,306,340

		28,354,120

Household Durables - 1.6%
Electrolux AB Series B (a)	385,900	8,833,523
Sharp Corp.	1,114,000	12,359,984
Sony Corp.	349,800	10,250,196

		31,443,703

Leisure Equipment & Products - 0.4%
Namco Bandai Holdings, Inc.	724,000	7,396,292

Media - 1.9%
Lagardere SCA	408,000	19,065,236
Vivendi	328,100	10,196,736
WPP PLC	817,800	7,033,774

		36,295,746

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	2,159,000	6,066,356

		152,335,658

Utilities - 6.0%
Electric Utilities - 3.3%
E.ON AG	800,200	33,868,557
Electricite de France	108,800	6,476,279
Enel SpA	1,099,700	6,994,744
The Tokyo Electric Power Co., Inc.	651,000	17,056,687

		64,396,267

Independent Power Producers & Energy Traders - 0.4%
Drax Group PLC	927,500	7,002,212

Multi-Utilities - 2.3%
Centrica PLC	5,382,900	21,680,461
RWE AG	253,490	23,512,476

		45,192,937

		116,591,416

Industrials - 6.0%
Aerospace & Defense - 0.9%
Bombardier, Inc.-Class B	2,031,400	9,429,840
Rolls-Royce Group PLC	900,200	6,792,758

		16,222,598

Air Freight & Logistics - 1.1%
Deutsche Post AG	1,119,990	20,865,435

Airlines - 1.0%
Deutsche Lufthansa AG	263,500	4,651,635
Qantas Airways Ltd.	5,824,974	14,632,405

		19,284,040

Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	533,800	8,451,220

Professional Services - 0.8%
Randstad Holding NV (a)	361,300	15,651,583

Road & Rail - 0.5%
East Japan Railway Co.	141,000	10,165,965

Trading Companies & Distributors - 1.0%
Mitsui & Co. Ltd.	573,000	7,454,556
Wolseley PLC (a)	500,700	12,107,538

		19,562,094

Transportation Infrastructure - 0.3%
Macquarie Infrastructure Group	4,862,100	6,303,556

		116,506,491

Materials - 5.0%
Chemicals - 1.9%
BASF SE	576,000	30,496,257
Mitsubishi Chemical Holdings Corp.	1,286,000	5,328,228

		35,824,485

Construction Materials - 0.4%
Fletcher Building Ltd.	1,266,212	7,607,924

Containers & Packaging - 0.3%
Amcor Ltd.	1,367,139	6,588,500

Metals & Mining - 1.3%
ArcelorMittal (Euronext Amsterdam)	191,824	7,152,566
BHP Billiton Ltd.	292,400	9,643,500
MMC Norilsk Nickel (ADR) (a)	648,804	8,045,170

		24,841,236

Paper & Forest Products - 1.1%
Svenska Cellulosa AB-Class B	1,596,100	21,682,420

		96,544,565

Consumer Staples - 4.9%
Food & Staples Retailing - 4.0%
Aeon Co. Ltd.	1,408,700	13,435,433
Casino Guichard Perrachon SA	94,800	7,566,839
Delhaize Group	216,500	15,052,626
Koninklijke Ahold NV	1,685,040	20,338,592
Metro AG	376,100	21,239,296

		77,632,786

Food Products - 0.9%
Associated British Foods PLC	1,270,200	17,230,550

		94,863,336

Total Common Stocks (cost $1,766,359,791)		1,898,770,285

RIGHTS - 0.1%
Financials - 0.1%
Commercial Banks - 0.1%
BNP Paribas SA (a)	427,120	925,038

Diversified Financial Services - 0.0%
Fortis (a)	2,209,932	3

Total Rights (cost $0)		925,041

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 10/01/09 (cost $12,368,000)	$12,368	12,368,000

Total Investments - 98.5% (cost $1,778,727,791) (c)		1,912,063,326
Other assets less liabilities - 1.5%		29,024,962

Net Assets - 100.0%		$1,941,088,288

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 INDEX	70	December 2009	$5,583,589	$5,695,332	$111,743
TOPIX INDEX	60	December 2009	6,306,948	6,082,549	(224,399)

					$(112,656)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 10/15/09	15,658	$12,397,222	$13,799,414	$1,402,192
Australian Dollar settling 10/15/09	18,541	14,460,126	16,340,205	1,880,079
Australian Dollar settling 10/15/09	179,253	142,127,911	157,975,878	15,847,967
British Pound settling 10/15/09	4,868	8,030,983	7,779,351	(251,632)
Canadian Dollar settling 10/15/09	5,436	4,981,854	5,077,414	95,560
Euro settling 10/15/09	120,479	177,943,266	176,301,809	(1,641,457)
Euro settling 10/15/09	10,643	15,694,168	15,574,334	(119,834)
Japanese Yen settling 10/15/09	1,034,009	10,748,087	11,520,043	771,956
Japanese Yen settling 10/15/09	656,992	6,986,676	7,319,643	332,967
New Zealand Dollar settling 10/15/09	105,100	68,515,741	75,836,587	7,320,846
New Zealand Dollar settling 10/15/09	22,104	14,522,328	15,949,495	1,427,167
Norwegian Krone settling 10/15/09	577,926	89,825,145	100,016,513	10,191,368
Norwegian Krone settling 10/15/09	249,550	41,215,915	43,187,399	1,971,484
Norwegian Krone settling 10/15/09	222,160	37,099,630	38,447,256	1,347,626
Swedish Krona settling 10/15/09	102,366	13,207,834	14,685,138	1,477,304
Swedish Krona settling 10/15/09	64,350	8,915,582	9,231,470	315,888
Swedish Krona settling 10/15/09	61,683	8,428,366	8,848,869	420,503
Swedish Krona settling 10/15/09	294,037	41,012,776	42,181,720	1,168,944
Swedish Krona settling 10/15/09	128,678	17,948,225	18,459,784	511,559
Swedish Krona settling 10/15/09	396,267	56,236,004	56,847,348	611,344

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swiss Franc settling 10/15/09	13,607	$12,783,728	$13,131,696	$347,968
Sale Contracts:
Australian Dollar settling 10/15/09	4,596	3,728,275	4,050,460	(322,185)
Australian Dollar settling 10/15/09	13,654	11,163,510	12,033,286	(869,776)
British Pound settling 10/15/09	30,654	49,598,785	48,986,901	611,884
British Pound settling 1/15/10	100,005	164,181,208	159,781,321	4,399,887
Canadian Dollar settling 10/15/09	51,752	44,684,287	48,338,177	(3,653,890)
Canadian Dollar settling 1/15/10	5,233	4,883,899	4,888,415	(4,516)
Euro settling 10/15/09	94,134	133,849,135	137,750,102	(3,900,967)
Euro settling 10/15/09	67,777	96,852,655	99,180,834	(2,328,179)
Euro settling 10/15/09	6,911	9,927,652	10,113,147	(185,495)
Japanese Yen settling 10/15/09	8,969,979	93,739,983	99,935,828	(6,195,845)
Japanese Yen settling 10/15/09	396,110	4,224,453	4,413,119	(188,666)
Japanese Yen settling 10/15/09	488,202	5,130,328	5,439,129	(308,801)
Japanese Yen settling 1/15/10	826,602	9,075,659	9,215,207	(139,548)
Norwegian Krone settling 10/15/09	135,458	20,968,406	23,442,511	(2,474,105)
Norwegian Krone settling 10/15/09	442,468	69,939,934	76,574,002	(6,634,068)
Swedish Krona settling 10/15/09	486,336	61,347,966	69,768,393	(8,420,427)
Swedish Krona settling 10/15/09	36,100	4,747,002	5,178,804	(431,802)
Swiss Franc settling 10/15/09	13,607	12,531,774	13,131,696	(599,922)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of this security amounted to $6,940,809 or 0.4% of net assets.
(c)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $299,843,291 and gross unrealized depreciation of investments was $(166,507,756), resulting in net unrealized appreciation of $133,335,535.

An amount equivalent to U.S. $573,925 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
REIT	- Real Estate Investment Trust

Country Breakdown*

September 30, 2009 (unaudited)

Summary

16.5%	United Kingdom
14.7%	Germany
13.8%	France
11.5%	Japan
6.9%	Australia
5.1%	Italy
4.9%	Netherlands
4.5%	South Korea
2.8%	Canada
2.6%	Sweden
2.2%	Spain
1.8%	South Africa
1.7%	Russia
10.4%	Other
0.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2009. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 1.7% or less in the following countries: Belgium, Brazil, Denmark, Finland, Hong Kong, Israel, New Zealand, Norway, Switzerland, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$38,186,623	$506,473,812		$–	$544,660,435
Telecommunication Services	12,049,655	230,048,526		–	242,098,181
Energy	18,631,917	199,580,855		–	218,212,772
Health Care	–	164,617,942		–	164,617,942
Information Technology	–	152,339,489		–	152,339,489
Consumer Discretionary	–	152,335,658		–	152,335,658
Utilities	–	116,591,416		–	116,591,416
Industrials	9,429,840	107,076,651		–	116,506,491
Materials	–	96,544,565		–	96,544,565
Consumer Staples	–	94,863,336		–	94,863,336
Rights	925,038	–		3	925,041
Short-Term Investments
Time Deposit	–	12,368,000		–	12,368,000

Total Investments in Securities	79,223,073	1,832,840,250		3	1,912,063,326
Other Financial Instruments*	(112,656)	13,783,378	+	–	13,670,722

Total	$79,110,417	$1,846,623,628		$3	$1,925,734,048

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights*
Balance as of 12/31/08	$3
Accrued discounts /premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Net purchases (sales)	–
Net transfers in and/or out of Level 3	–

Balance as of 9/30/09	$3

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09*	$–

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Technology - 30.8%
Communications Technology - 6.2%
Cisco Systems, Inc. (a)	452,200	$10,644,788
QUALCOMM, Inc.	350,200	15,751,996

		26,396,784

Computer Services Software & Systems - 6.8%
Google, Inc.-Class A (a)	55,905	27,720,494
Yahoo!, Inc. (a)	48,600	865,566

		28,586,060

Computer Technology - 11.6%
Apple, Inc. (a)	151,490	28,081,701
EMC Corp. (a)	337,700	5,754,408
Hewlett-Packard Co.	326,050	15,392,821

		49,228,930

Production Technology Equipment - 1.3%
KLA-Tencor Corp.	133,800	4,798,068
Lam Research Corp. (a)	18,500	631,960

		5,430,028

Semiconductors & Component - 4.9%
Altera Corp.	211,100	4,329,661
Intel Corp.	834,800	16,337,036

		20,666,697

		130,308,499

Financial Services - 18.3%
Asset Management & Custodian - 1.0%
Franklin Resources, Inc.	41,400	4,164,840

Banks: Diversified - 0.7%
Bank of America Corp.	171,400	2,900,088

Diversified Financial Services - 13.3%
The Blackstone Group LP	468,200	6,648,440
Credit Suisse Group AG (Sponsored ADR)	37,800	2,103,570
The Goldman Sachs Group, Inc.	127,000	23,412,450
JP Morgan Chase & Co.	548,950	24,054,989

		56,219,449

Financial Data & Systems - 0.8%
Visa, Inc.-Class A	52,000	3,593,720

Insurance: Life - 0.7%
Principal Financial Group, Inc.	103,600	2,837,604

Securities Brokerage & Services - 1.8%
CME Group, Inc.-Class A	25,165	7,755,601

		77,471,302

Health Care - 12.9%
Biotechnology - 2.1%
Baxter International, Inc.	24,700	1,408,147
Celgene Corp. (a)	130,800	7,311,720

		8,719,867

Health Care Services - 1.3%
Medco Health Solutions, Inc. (a)	98,000	5,420,380

Medical Services - 3.1%
Alcon, Inc.	94,100	13,048,847

Pharmaceuticals - 6.4%
Gilead Sciences, Inc. (a)	357,400	16,647,692
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	210,100	10,622,656

		27,270,348

		54,459,442

Energy - 11.5%
Alternative Energy - 1.3%
Petroleo Brasileiro SA (Sponsored ADR)	60,900	2,795,310
Suncor Energy, Inc.	74,900	2,588,544

		5,383,854

Energy Equipment - 1.2%
Vestas Wind Systems A/S (ADR) (a)	211,800	5,150,976

Oil Well Equipment & Services - 5.9%
Cameron International Corp. (a)	130,900	4,950,638
National Oilwell Varco, Inc. (a)	59,100	2,548,983
Schlumberger Ltd.	291,040	17,345,984

		24,845,605

Oil: Crude Producers - 2.8%
Apache Corp.	28,900	2,653,887
Occidental Petroleum Corp.	117,500	9,212,000

		11,865,887

Oil: Integrated - 0.3%
Petroleo Brasileiro SA (Sponsored ADR)(Preference Shares)	38,200	1,501,642

		48,747,964

Consumer Discretionary - 11.0%
Auto Parts - 1.0%
Johnson Controls, Inc.	172,000	4,396,320

Diversified Retail - 8.9%
Amazon.Com, Inc. (a)	25,400	2,371,344
Costco Wholesale Corp.	153,600	8,672,256
Kohl’s Corp. (a)	200,800	11,455,640
Lowe’s Cos, Inc.	275,300	5,764,782
Target Corp.	135,300	6,315,804
Wal-Mart Stores, Inc.	65,900	3,235,031

		37,814,857

Entertainment - 0.3%
The Walt Disney Co.	40,900	1,123,114

Leisure Time - 0.4%
Carnival Corp.	43,600	1,451,008

Restaurants - 0.4%
McDonald’s Corp.	32,000	1,826,240

		46,611,539

Producer Durables - 7.9%
Aerospace - 0.8%
United Technologies Corp.	50,900	3,101,337

Air Transport - 0.9%
FedEx Corp.	52,400	3,941,528

Diversified Manufacturing Operations - 3.8%
Danaher Corp.	123,600	8,320,752
Illinois Tool Works, Inc.	182,400	7,790,304

		16,111,056

Engineering & Contracting Services - 0.7%
Quanta Services, Inc. (a)	135,500	2,998,615

Railroads - 0.8%
Union Pacific Corp.	59,500	3,471,825

Scientific Instruments: Electrical - 0.5%
Cooper Industries Ltd.	56,600	2,126,462

Transportation Misc - 0.4%
United Parcel Service, Inc.-Class B	26,900	1,519,043

		33,269,866

Materials & Processing - 5.3%
Chemicals: Diversified - 1.1%
Air Products & Chemicals, Inc.	60,150	4,666,437

Copper - 1.7%
Freeport-McMoRan Copper & Gold, Inc.	106,400	7,300,104

Metals & Minerals: Diversified - 1.0%
Rio Tinto PLC (Sponsored ADR)	26,400	4,495,656

Steel - 1.5%
ArcelorMittal (New York)	167,600	6,224,664

		22,686,861

Consumer Staples - 2.0%
Beverage: Soft Drinks - 1.8%
Pepsico, Inc.	129,900	7,619,934

Foods - 0.2%
General Mills, Inc.	13,700	882,006

		8,501,940

Total Common Stocks (cost $338,797,819)		422,057,413

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 10/01/09 (cost $540,000)	$540	540,000

Total Investments - 99.8% (cost $339,337,819) (b)		422,597,413
Other assets less liabilities - 0.2%		654,008

Net Assets - 100.0%		$423,251,421

(a)	Non-income producing security.

(b)	As of September 30, 2009 the cost basis of investments securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,912,247 and gross unrealized depreciation of investments was $(3,652,653), resulting in net unrealized appreciation of $83,259,594.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
LP	- Limited Partnership

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Technology	$130,308,499	$–	$–	$130,308,499
Financial Services	77,471,302	–	–	77,471,302
Health Care	54,459,442	–	–	54,459,442
Energy	43,596,988	5,150,976	–	48,747,964
Consumer Discretionary	46,611,539	–	–	46,611,539
Producer Durables	33,269,866	–	–	33,269,866
Materials & Processing	22,686,861	–	–	22,686,861
Consumer Staples	8,501,940	–	–	8,501,940
Short-Term Investments
Time Deposit	–	540,000	–	540,000

Total Investments in Securities	416,906,437	5,690,976	–	422,597,413
Other Financial Instruments*	–	–	–	–

Total	$416,906,437	$5,690,976	$–	$422,597,413

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
Repurchase Agreements - 38.1%
Credit Suisse 0.03%, 09/30/09 due 10/01/09 in the amount of $8,300,007 (collateralized by $8,485,000 U.S. Treasury Cash Management, 0.00%, due 6/17/10, value $8,466,587)		$8,300	$8,300,000
Greenwich Capital 0.02%, 10/01/2009 due 10/01/09 in the amount of $8,300,005 (collateralized by $7,515,000 FHLMC, 5.00%, due 4/18/17, value $8,468,504)		8,300	8,300,000
HSBC Bank 0.02%, 09/30/09 due 10/01/09 in the amount of $8,300,005 (collateralized by $6,770,000 U.S. Treasury Bond, 6.00%, due 2/15/26, value $8,469,880)		8,300	8,300,000
Mizuho Securities 0.02%, 09/30/09 due 10/01/09 in the amount of $8,300,005 (collateralized by $8,437,000 U.S. Treasury, 3.00%, due 9/30/16, value $8,466,023)		8,300	8,300,000

			33,200,000

Certificate of Deposit - 27.4%
Banco Bilbao Vizcaya ARG NY
11/12/09	0.30%	2,000	2,000,000
Bank of Nova Scotia
12/23/09	0.22%	1,400	1,400,000
Barclays Bank PLC NY
12/01/09	1.13%	1,800	1,800,000
BNP Paribas Yankee
11/03/09	0.29%	2,000	2,000,000
Calyon NY
11/16/09	0.24%	1,700	1,700,000
Commonwealth BK Australia NY
11/19/09	0.26%	2,000	2,000,000
Nordea Bank Finland NY
11/18/09	0.21%	1,700	1,700,000
10/13/09	1.30%	700	699,953
Rabobank Nederland NV NY
3/03/10 (a)	0.33%	1,000	1,000,000

12/16/09	0.50%	1,300	1,300,000
Royal Bank of Canada NY
10/01/09 (a)	0.90%	2,300	2,300,000
Societe Generale NY
10/22/09	0.25%	500	500,000
Svenska Handelsbanken NY
10/23/09	0.30%	1,600	1,600,000
Toronto Dominion Bank NY
2/02/10	0.38%	1,000	1,000,000
10/20/09	0.70%	900	900,000
Westpac Banking Corp.
11/13/09	1.20%	2,000	2,000,000

			23,899,953

U.S. Government & Government Sponsored Agency Obligations - 18.2%
Bank of America Corp. - FDIC Insured
9/13/10 (a)	0.33%	1,300	1,300,000
7/29/10 (a)	0.55%	1,200	1,200,000
Citigroup Funding, Inc. - FDIC Insured
7/30/10 (a)	0.59%	2,200	2,200,000
Federal Farm Credit Bank
7/08/10 (a)	0.43%	2,000	2,000,271
Federal Home Loan Banks
2/19/10 (a)	0.40%	600	600,629
7/27/10 (a)	0.43%	1,000	999,888
7/28/10 (a)	0.45%	1,000	1,000,000
11/20/09	4.25%	600	603,095
Federal Home Loan Mortgage Corp.
9/03/10 (a)	0.31%	1,000	1,000,000
8/24/10 (a)	0.39%	1,000	1,000,000
7/14/10 (a)	0.41%	1,000	1,000,000
7/12/10 (a)	0.41%	1,000	999,835
Federal National Mortgage Association
7/13/10 (a)	0.40%	1,000	1,000,000
8/05/10 (a)	0.42%	1,000	999,675

			15,903,393

Commercial Paper - 9.0%
Australia & New Zealand Banking Group
10/26/09 (b)	0.27%	1,500	1,499,719
10/16/09 (b)	0.28%	500	499,942
Banque et Caisse d’Epargne de L’Etat
10/08/09	0.21%	2,000	1,999,918
HSBC USA, Inc.
1/04/10	0.25%	1,900	1,898,746
National Australia FDG
12/07/09 (b)	0.27%	2,000	1,998,995

			7,897,320

Municipal Obligations - 3.5%
Mississippi Business Fin Corp.
12/01/30 (c)	0.30%	750	750,000
Valdez AK Marine Terminal (Exxon Mobil Corporation)
12/01/33 (c)	0.24%	960	960,000
12/01/33 (c)	0.24%	960	960,000
12/01/33 (c)	0.24%	350	350,000

			3,020,000

Corporates-Investment Grades - 2.1%
Wells Fargo & Co.
1/29/10 (a)	0.93%	1,800	1,798,198

Bankers Acceptances - 1.6%
JPmorgan Chase Bank
12/04/09	0.71%	863	862,463
11/25/09	0.45%	566	565,611

			1,428,074

Total Investments - 99.9% (cost $87,146,938) (d)			87,146,938
Other assets less liabilities - 0.1%			53,740

Net Assets - 100.0%			$87,200,678

(a)	Floating Rate Security. Stated interest rate was in effect at September 30, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $3,998,656 or 4.6% of net assets.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	As of September 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FDIC	- Federal Deposit Insurance Corporation

FHLMC	- Federal Home Loan Mortgage Corporation

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$33,200,000	$—	$33,200,000
Certificate of Deposit	—	23,899,953		23,899,953
U.S. Government & Government
Sponsored Agency Obligations	—	15,903,393	—	15,903,393
Commercial Paper	—	7,897,320	—	7,897,320
Municipal Obligations	—	3,020,000	—	3,020,000
Corporates - Investment Grades	—	1,798,198	—	1,798,198
Bankers Acceptance	—	1,428,074	—	1,428,074

Total Investments in Securities	—	87,146,938	—	87,146,938
Other Financial Instruments*	—	—	—	—

Total	$—	$87,146,938	$—	$87,146,938

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 35.7%
Diversified/Specialty - 21.4%
Alexandria Real Estate Equities, Inc.	17,200	$934,820
BioMed Realty Trust, Inc.	41,700	575,460
Digital Realty Trust, Inc.	37,800	1,727,838
DuPont Fabros Technology, Inc. (a)	61,000	813,130
Entertainment Properties Trust	28,300	966,162
Jones Lang LaSalle, Inc.	13,100	620,547
Rayonier, Inc.	44,498	1,820,413
Starwood Property Trust, Inc. (a)	27,300	552,825
Vornado Realty Trust	32,622	2,101,158

		10,112,353

Health Care - 11.1%
HCP, Inc.	33,650	967,101
Health Care REIT, Inc.	34,600	1,440,052
Nationwide Health Properties, Inc.	30,800	954,492
Omega Healthcare Investors, Inc.	14,700	235,494
Ventas, Inc.	43,365	1,669,553

		5,266,692

Triple Net - 3.2%
National Retail Properties, Inc.	27,300	586,131
Realty Income Corp.	36,800	943,920

		1,530,051

		16,909,096

Retail - 21.1%
Regional Mall - 14.0%
CBL & Associates Properties, Inc.	107,750	1,045,175
Macerich Co.	153	4,640
Simon Property Group, Inc.	68,488	4,755,122
Taubman Centers, Inc.	23,600	851,488

		6,656,425

Shopping Center/Other Retail - 7.1%
Developers Diversified Realty Corp.	86,162	796,137
Regency Centers Corp.	16,600	615,030
Tanger Factory Outlet Centers	30,100	1,123,934
Weingarten Realty Investors	41,300	822,696

		3,357,797

		10,014,222

Residential - 18.8%
Multi-Family - 13.4%
AvalonBay Communities, Inc.	14,600	1,061,858
Camden Property Trust	6,300	253,890
Equity Residential	49,600	1,522,720
Essex Property Trust, Inc.	7,600	604,808
Home Properties, Inc.	11,265	485,409

Mid-America Apartment Communities, Inc.	18,410	830,843
NVR, Inc. (a)	1,300	828,581
UDR, Inc.	48,000	755,520

		6,343,629

Self Storage - 4.9%
Extra Space Storage, Inc.	56,900	600,295
Public Storage	22,950	1,726,758

		2,327,053

Student Housing - 0.5%
Education Realty Trust, Inc.	40,200	238,386

		8,909,068

Office - 11.5%
Office - 11.5%
Boston Properties, Inc.	7,500	491,625
Brandywine Realty Trust	53,600	591,744
Brookfield Properties Corp. (New York)	39,250	441,955
Corporate Office Properties Trust	34,800	1,283,424
Duke Realty Corp.	50,200	602,902
Government Properties Income Trust (a)	8,000	192,080
Liberty Property Trust	24,300	790,479
Mack-Cali Realty Corp.	32,100	1,037,793

		5,432,002

Lodging - 8.1%
Lodging - 8.1%
DiamondRock Hospitality Co. (a)	78,100	632,610
Hospitality Properties Trust	36,500	743,505
Host Hotels & Resorts, Inc.	109,640	1,290,463
LaSalle Hotel Properties	27,000	530,820
Sunstone Hotel Investors, Inc.	72,632	515,687
Wyndham Worldwide Corp.	7,000	114,240

		3,827,325

Industrials - 3.2%
Industrial Warehouse Distribution - 3.2%
ProLogis	128,950	1,537,084

Total Common Stocks (cost $36,605,862)		46,628,797

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
State Street Time Deposit 0.01%, 10/01/09 (cost $746,000)	$746	746,000

Total Investments - 100.0% (cost $37,351,862) (b)		47,374,797
Other assets less liabilities - 0.0%		(22,920)

Net Assets - 100.0%		$47,351,877

(a)	Non-income producing security.
(b)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,199,530 and gross unrealized depreciation of investments was $(1,176,595), resulting in net unrealized appreciation of $10,022,935.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	- Real Estate Investment Trusty

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$46,628,797	$–	$–	$46,628,797
Short-Term Investments
Time Deposit	–	746,000	–	746,000

Total Investments in Securities	46,628,797	746,000	–	47,374,797
Other Financial Instruments*	–	–	–	–

Total	$46,628,797	$746,000	$–	$47,374,797

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 30.0%
Communications Equipment - 6.6%
Aruba Networks, Inc. (a)	50,300	$444,652
Brocade Communications Systems, Inc. (a)	38,100	299,466
Ciena Corp. (a)	16,700	271,876
F5 Networks, Inc. (a)	11,800	467,634
Finisar Corporation (a)	21,575	208,846
Netgear, Inc. (a)	23,700	434,895
Riverbed Technology, Inc. (a)	12,700	278,892

		2,406,261

Computers & Peripherals - 0.7%
STEC, Inc. (a)	8,600	252,754

Internet Software & Services - 4.6%
Constant Contact, Inc. (a)	10,900	209,825
DealerTrack Holdings, Inc. (a)	17,100	323,361
Digital River, Inc. (a)	7,600	306,432
The Knot, Inc. (a)	25,000	273,000
VistaPrint Ltd. (a)	11,225	569,669

		1,682,287

IT Services - 1.9%
CyberSource Corp. (a)	27,500	458,425
Global Cash Access Holdings, Inc. (a)	34,600	252,926

		711,351

Semiconductors & Semiconductor Equipment - 11.2%
Advanced Analogic Technologies, Inc. (a)	54,200	215,174
Atheros Communications, Inc. (a)	16,300	432,439
Cymer, Inc. (a)	8,000	310,880
Entegris, Inc. (a)	50,600	250,470
Fairchild Semiconductor International, Inc.-Class A (a)	46,300	473,649
Formfactor, Inc. (a)	14,300	342,056
Hittite Microwave Corp. (a)	7,100	261,138
ON Semiconductor Corp. (a)	65,900	543,675
PMC - Sierra, Inc. (a)	54,200	518,152
Skyworks Solutions, Inc. (a)	29,000	383,960
Teradyne, Inc. (a)	35,800	331,150

		4,062,743

Software - 5.0%
ArcSight, Inc. (a)	11,600	279,212
Informatica Corp. (a)	18,840	425,407
MICROS Systems, Inc. (a)	12,900	389,451
SuccessFactors, Inc. (a)	28,700	403,809
THQ, Inc. (a)	46,650	319,086

		1,816,965

		10,932,361

Health Care - 22.1%
Biotechnology - 9.7%
Acorda Therapeutics, Inc. (a)	12,000	279,360
Alexion Pharmaceuticals, Inc. (a)	7,800	347,412
Allos Therapeutics, Inc. (a)	38,100	276,225
AMAG Pharmaceuticals, Inc. (a)	5,700	248,976
Genomic Health, Inc. (a)	14,600	319,156
Human Genome Sciences, Inc. (a)	18,800	353,816
Immunogen, Inc. (a)	18,000	145,980
Incyte Corp. Ltd. (a)	16,300	110,025
InterMune, Inc. (a)	6,800	108,324
Onyx Pharmaceuticals, Inc. (a)	9,100	272,727
Pharmasset, Inc. (a)	6,200	131,068
Protalix BioTherapeutics, Inc. (a)	14,000	115,640
Regeneron Pharmaceuticals, Inc. (a)	5,600	108,080
Savient Pharmaceuticals, Inc. (a)	20,300	308,560
Seattle Genetics, Inc. (a)	9,000	126,270
United Therapeutics Corp. (a)	5,500	269,445

		3,521,064

Health Care Equipment & Supplies - 3.9%
Masimo Corp. (a)	10,000	262,000
NuVasive, Inc. (a)	9,100	380,016
Resmed, Inc. (a)	8,000	361,600
Volcano Corp. (a)	23,900	401,998

		1,405,614

Health Care Providers & Services - 3.1%
HMS Holdings Corp. (a)	12,900	493,167
IPC The Hospitalist Co., Inc. (a)	8,700	273,615
LHC Group, Inc. (a)	12,300	368,139

		1,134,921

Health Care Technology - 1.6%
athenahealth, Inc. (a)	8,100	310,797
MedAssets, Inc. (a)	13,000	293,410

		604,207

Life Sciences Tools & Services - 2.3%
Illumina, Inc. (a)	8,600	365,500
Qiagen NV (a)	22,200	472,416

		837,916

Pharmaceuticals - 1.5%
Cumberland Pharmaceuticals, Inc. (a)	16,800	271,992
Optimer Pharmaceuticals, Inc. (a)	19,600	265,188

		537,180

		8,040,902

Consumer Discretionary - 18.7%
Distributors - 1.1%
LKQ Corp. (a)	21,600	400,464

Diversified Consumer Services - 3.2%
Corinthian Colleges, Inc. (a)	23,400	434,304
K12, Inc. (a)	17,910	295,157
Strayer Education, Inc.	1,920	417,945

		1,147,406

Hotels, Restaurants & Leisure - 3.1%
Great Wolf Resorts, Inc. (a)	61,100	218,127
Orient-Express Hotels Ltd.-Class A	32,300	371,773
Texas Roadhouse, Inc.-Class A (a)	33,700	357,894
WMS Industries, Inc. (a)	3,900	173,784

		1,121,578

Household Durables - 1.4%
Tempur-Pedic International, Inc. (a)	26,900	509,486

Internet & Catalog Retail - 1.1%
NetFlix, Inc. (a)	8,600	397,062

Media - 1.5%
Lamar Advertising Co.-Class A (a)	2,900	79,576
National CineMedia, Inc.	28,300	480,251

		559,827

Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	10,400	506,272

Specialty Retail - 4.9%
American Eagle Outfitters, Inc.	22,200	374,292
Dick’s Sporting Goods, Inc. (a)	18,200	407,680
hhgregg, Inc. (a)	13,000	220,220
J Crew Group, Inc. (a)	11,600	415,512
Lumber Liquidators, Inc. (a)	16,500	357,885

		1,775,589

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc. (a)	13,800	368,460

		6,786,144

Industrials - 15.2%
Aerospace & Defense - 1.0%
Hexcel Corp. (a)	31,900	364,936

Building Products - 0.7%
Simpson Manufacturing Co., Inc.	10,600	267,756

Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	4,980	241,281

Electrical Equipment - 3.4%
Ametek, Inc.	11,000	384,010
Baldor Electric Co.	18,200	497,588
EnerSys (a)	15,600	345,072

		1,226,670

Machinery - 6.2%
Actuant Corp.-Class A	21,400	343,684
Bucyrus International, Inc.-Class A	11,700	416,754
IDEX Corp.	12,155	339,732
Joy Global, Inc.	6,200	303,428
Lincoln Electric Holdings, Inc.	5,500	260,975
RBC Bearings, Inc. (a)	10,500	244,965
Valmont Industries, Inc.	4,000	340,720

		2,250,258

Marine - 1.0%
Kirby Corp. (a)	9,500	349,790

Professional Services - 0.9%
TrueBlue, Inc. (a)	24,800	348,936

Road & Rail - 1.3%
Genesee & Wyoming, Inc.-Class A (a)	6,710	203,447
Knight Transportation, Inc.	16,100	270,158

		473,605

		5,523,232

Financials - 5.0%
Capital Markets - 4.2%
Affiliated Managers Group, Inc. (a)	6,100	396,561
Greenhill & Co., Inc.	4,500	403,110
KBW, Inc. (a)	11,000	354,420
Stifel Financial Corp. (a)	6,650	365,085

		1,519,176

Commercial Banks - 0.8%
PrivateBancorp, Inc.	13,000	317,980

		1,837,156

Energy - 4.6%
Energy Equipment & Services - 3.2%
Complete Production Services, Inc. (a)	33,500	378,550
Core Laboratories NV	1,784	183,913
Dril-Quip, Inc. (a)	400	19,856
Oceaneering International, Inc. (a)	4,800	272,400
Superior Energy Services, Inc. (a)	13,500	304,020

		1,158,739

Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	8,700	311,025
Concho Resources, Inc./Midland TX (a)	5,500	199,760

		510,785

		1,669,524

Materials - 1.5%
Chemicals - 1.5%
Calgon Carbon Corp. (a)	16,800	249,144
Solutia, Inc. (a)	25,900	299,922

		549,066

Consumer Staples - 1.2%
Food Products - 1.2%
Green Mountain Coffee Roasters, Inc. (a)	5,750	424,580

Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
SBA Communications Corp.-Class A (a)	12,700	343,281

Total Common Stocks (cost $30,066,741)		36,106,246

WARRANTS - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Lantronix, Inc., expiring 2/09/11 (a) (cost $0)	2,486	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Time Deposit 0.01%, 10/01/09 (cost $316,000)	$316	316,000

Total Investments - 100.1% (cost $30,382,741) (b)		36,422,246
Other assets less liabilities - (0.1)%		(45,975)

Net Assets - 100.0%		$36,376,271

(a)	Non-income producing security.
(b)	As September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,221,774 and gross unrealized depreciation of investments was $(1,182,269), resulting in net unrealized appreciation of $6,039,505.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Variable Products Series Fund

Small-Mid Cap Growth Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$36,106,246	$–	$–	$36,106,246
Short-Term Investments
Time Deposit	–	316,000	–	316,000

Total Investments in Securities	36,106,246	316,000	–	36,422,246
Other Financial Instruments*	–	–	–	–

Total	$36,106,246	$316,000	$–	$36,422,246

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small-Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 19.9%
Commercial Banks - 3.4%
Associated Banc-Corp.	322,100	$3,678,382
City National Corp./CA	46,500	1,810,245
Comerica, Inc.	78,300	2,323,161
Trustmark Corp.	18,400	350,520
Webster Financial Corp.	198,100	2,470,307
Whitney Holding Corp.	248,100	2,366,874

		12,999,489

Insurance - 9.1%
Arch Capital Group Ltd. (a)	33,800	2,282,852
Aspen Insurance Holdings Ltd.	175,800	4,653,426
Endurance Specialty Holdings Ltd.	97,700	3,563,119
Fidelity National Financial, Inc.-Class A	205,800	3,103,464
PartnerRe Ltd.	46,525	3,579,633
Platinum Underwriters Holdings, Ltd.	134,300	4,813,312
Reinsurance Group of America, Inc.-Class A	102,100	4,553,660
StanCorp Financial Group, Inc.	103,200	4,166,184
Unum Group	178,400	3,824,896

		34,540,546

Real Estate Investment Trusts (REITs) - 2.9%
Brandywine Realty Trust	260,500	2,875,920
Digital Realty Trust, Inc.	51,400	2,349,494
Mid-America Apartment Communities, Inc.	23,914	1,079,239
Sunstone Hotel Investors, Inc.	204,130	1,449,323
Tanger Factory Outlet Centers	89,500	3,341,930

		11,095,906

Real Estate Management & Development - 1.4%
Brookfield Properties Corp. (New York)	247,100	2,782,346
Jones Lang LaSalle, Inc.	49,600	2,349,552

		5,131,898

Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	194,200	2,143,968
First Niagara Financial Group, Inc.	363,700	4,484,421
Provident Financial Services, Inc.	84,700	871,563
Washington Federal, Inc.	239,900	4,044,714

		11,544,666

		75,312,505

Information Technology - 15.6%
Communications Equipment - 1.0%
CommScope, Inc. (a)	131,800	3,944,774

Computers & Peripherals - 2.5%
NCR Corp. (a)	152,100	2,102,022
SanDisk Corp. (a)	115,100	2,497,670
Western Digital Corp. (a)	127,200	4,646,616

		9,246,308

Electronic Equipment, Instruments & Components - 5.8%
Anixter International, Inc. (a)	108,900	4,367,979
Arrow Electronics, Inc. (a)	119,500	3,363,925
AU Optronics Corp. (Sponsored ADR)	350,642	3,394,215
Avnet, Inc. (a)	129,100	3,352,727
Flextronics International Ltd. (a)	619,200	4,619,232
Insight Enterprises, Inc. (a)	239,400	2,923,074

		22,021,152

IT Services - 2.9%
Amdocs Ltd. (a)	76,100	2,045,568
Convergys Corp. (a)	301,200	2,993,928
Perot Systems Corp.-Class A (a)	195,600	5,809,320

		10,848,816

Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (a)	439,400	3,023,072
Lam Research Corp. (a)	100,600	3,436,496
Siliconware Precision Industries Co. (Sponsored ADR)	546,800	3,926,024
Teradyne, Inc. (a)	284,600	2,632,550

		13,018,142

		59,079,192

Industrials - 15.5%
Airlines - 1.1%
Alaska Air Group, Inc. (a)	74,100	1,985,139
Skywest, Inc.	131,900	2,186,902

		4,172,041

Building Products - 0.5%
Masco Corp.	157,100	2,029,732

Commercial Services & Supplies - 1.2%
United Stationers, Inc. (a)	98,795	4,703,630

Electrical Equipment - 4.9%
Acuity Brands, Inc.	56,100	1,806,981
AO Smith Corp.	87,200	3,322,320
Cooper Industries Ltd.-Class A	59,800	2,246,686
EnerSys (a)	151,700	3,355,604
Regal-Beloit Corp.	81,325	3,717,366
Thomas & Betts Corp. (a)	130,450	3,923,936

		18,372,893

Machinery - 4.5%
Briggs & Stratton Corp.	220,200	4,274,082
Gardner Denver, Inc. (a)	103,300	3,603,104
Mueller Industries, Inc.	170,500	4,069,835
Terex Corp. (a)	246,600	5,112,018

		17,059,039

Professional Services - 0.8%
Kelly Services, Inc.-Class A	244,200	3,003,660

Road & Rail - 1.3%
Con-way, Inc.	46,200	1,770,384
Hertz Global Holdings, Inc. (a)	276,900	2,998,827

		4,769,211

Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	163,300	4,703,040

		58,813,246

Consumer Discretionary - 15.3%
Auto Components - 1.0%
Federal Mogul Corp. (a)	326,100	3,936,027

Automobiles - 0.6%
Harley-Davidson, Inc.	93,400	2,148,200

Hotels, Restaurants & Leisure - 0.9%
Boyd Gaming Corp. (a)	224,400	2,452,692
Wyndham Worldwide Corp.	50,700	827,424

		3,280,116

Household Durables - 2.6%
Black & Decker Corp.	58,500	2,707,965
NVR, Inc. (a)	3,400	2,167,058
Pulte Homes, Inc.	205,400	2,257,346
Whirlpool Corp.	38,200	2,672,472

		9,804,841

Leisure Equipment & Products - 0.7%
Callaway Golf Co.	344,900	2,624,689

Media - 0.5%
CBS Corp.-Class B	173,300	2,088,265

Multiline Retail - 0.9%
JC Penney Co., Inc.	96,800	3,267,000

Specialty Retail - 7.1%
AnnTaylor Stores Corp. (a)	140,400	2,230,956
AutoNation, Inc. (a)	125,900	2,276,272
Foot Locker, Inc.	422,100	5,044,095
Limited Brands, Inc.	224,000	3,805,760
Men’s Wearhouse, Inc.	218,200	5,389,540
Office Depot, Inc. (a)	549,600	3,638,352
Signet Jewelers Ltd. (a)	174,200	4,586,686

		26,971,661

Textiles, Apparel & Luxury Goods - 1.0%
Jones Apparel Group, Inc.	220,100	3,946,393

		58,067,192

Energy - 8.2%
Energy Equipment & Services - 4.4%
Acergy SA (ADR)	89,978	1,136,422
Helix Energy Solutions Group, Inc. (a)	284,000	4,254,320
Helmerich & Payne, Inc.	109,000	4,308,770
Oil States International, Inc. (a)	102,300	3,593,799
Rowan Cos., Inc.	147,400	3,400,518

		16,693,829

Oil, Gas & Consumable Fuels - 3.8%
Cimarex Energy Co.	134,600	5,830,872
Forest Oil Corp. (a)	184,700	3,614,579
Whiting Petroleum Corp. (a)	88,000	5,067,040

		14,512,491

		31,206,320

Materials - 7.1%
Chemicals - 2.7%
Arch Chemicals, Inc.	73,800	2,213,262
Cytec Industries, Inc.	115,800	3,760,026
Rockwood Holdings, Inc. (a)	216,200	4,447,234

		10,420,522

Containers & Packaging - 1.7%
Owens-Illinois, Inc. (a)	82,400	3,040,560
Sonoco Products Co.	119,300	3,285,522

		6,326,082

Metals & Mining - 2.7%
AK Steel Holding Corp.	102,500	2,022,325
Commercial Metals Co.	220,600	3,948,740
Reliance Steel & Aluminum Co.	95,800	4,077,248

		10,048,313

		26,794,917

Utilities - 6.6%
Electric Utilities - 2.2%
Northeast Utilities	204,300	4,850,082
Portland General Electric Co.	178,600	3,521,992

		8,372,074

Gas Utilities - 1.2%
Atmos Energy Corp.	158,800	4,474,984

Independent Power Producers & Energy Traders - 0.5%
RRI Energy, Inc. (a)	283,600	2,024,904

Multi-Utilities - 2.7%
CMS Energy Corp.	263,600	3,532,240
NiSource, Inc.	271,600	3,772,524
Wisconsin Energy Corp.	60,100	2,714,717

		10,019,481

		24,891,443

Consumer Staples - 6.0%
Food & Staples Retailing - 0.8%
Supervalu, Inc.	212,600	3,201,756

Food Products - 3.8%
Bunge Ltd.	60,400	3,781,644
Del Monte Foods Co.	314,900	3,646,542
Smithfield Foods, Inc. (a)	296,400	4,090,320
Tyson Foods, Inc.-Class A	221,400	2,796,282

		14,314,788

Tobacco - 1.4%
Universal Corp.	124,300	5,198,226

		22,714,770

Health Care - 4.3%
Health Care Equipment & Supplies - 0.6%
Teleflex, Inc.	47,600	2,299,556

Health Care Providers & Services - 3.7%
AMERIGROUP Corp. (a)	106,500	2,361,105
Henry Schein, Inc. (a)	31,300	1,718,683
LifePoint Hospitals, Inc. (a)	163,445	4,422,822
Molina Healthcare, Inc. (a)	163,525	3,383,332
Omnicare, Inc.	88,000	1,981,760

		13,867,702

		16,167,258

Total Common Stocks (cost $357,825,530)		373,046,843

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
State Street Time Deposit 0.01%, 10/01/09 (cost $612,000)	$612	612,000

Total Investments - 98.7% (cost $358,437,530) (b)		373,658,843
Other assets less liabilities - 1.3%		4,969,268

Net Assets - 100.0%		$378,628,111

(a)	Non-income producing security.
(b)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,714,129 and gross unrealized depreciation of investments was $(42,492,816), resulting in net unrealized appreciation of $15,221,313.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$373,046,843	$–	$–	$373,046,843
Short-Term Investments				–
Time Deposit	–	612,000	–	612,000

Total Investments in Securities	373,046,843	612,000	–	373,658,843
Other Financial Instruments*	–	–	–	–

Total	$373,046,843	$612,000	$–	$373,658,843

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund Value Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 24.0%
Capital Markets - 4.9%
Deutsche Bank AG	35,100	$2,694,627
The Goldman Sachs Group, Inc.	32,800	6,046,680
Morgan Stanley	68,200	2,106,016

		10,847,323

Commercial Banks - 5.0%
BB&T Corp.	67,100	1,827,804
Regions Financial Corp.	115,200	715,392
U.S. Bancorp	154,000	3,366,440
Wells Fargo & Co.	182,200	5,134,396

		11,044,032

Consumer Finance - 0.5%
Capital One Financial Corp.	32,600	1,164,798

Diversified Financial Services - 5.2%
Bank of America Corp.	260,300	4,404,276
JP Morgan Chase & Co.	161,900	7,094,458

		11,498,734

Insurance - 8.4%
ACE Ltd.	42,100	2,250,666
Allstate Corp.	84,500	2,587,390
Chubb Corp.	15,500	781,355
Fidelity National Financial, Inc.-Class A	62,700	945,516
Lincoln National Corp.	93,200	2,414,812
MetLife, Inc.	73,500	2,798,145
PartnerRe Ltd.	4,300	330,842
The Travelers Co., Inc.	60,000	2,953,800
Unum Group	95,000	2,036,800
XL Capital Ltd.-Class A	88,300	1,541,718

		18,641,044

		53,195,931

Energy - 16.2%
Energy Equipment & Services - 0.6%
ENSCO International, Inc.	32,300	1,374,042

Oil, Gas & Consumable Fuels - 15.6%
Apache Corp.	34,500	3,168,135
BP PLC (Sponsored ADR)	21,300	1,133,799
Chevron Corp.	55,600	3,915,908
Cimarex Energy Co.	21,400	927,048

ConocoPhillips	88,700	4,005,692
Devon Energy Corp.	53,200	3,581,956
EOG Resources, Inc.	33,400	2,789,234
Exxon Mobil Corp.	109,600	7,519,656
Nexen, Inc.	79,800	1,801,086
Occidental Petroleum Corp.	34,600	2,712,640
Total SA (Sponsored ADR)	5,300	314,078
Valero Energy Corp.	135,500	2,627,345

		34,496,577

		35,870,619

Consumer Discretionary - 14.6%
Household Durables - 1.9%
Black & Decker Corp.	12,200	564,738
DR Horton, Inc.	74,100	845,481
NVR, Inc. (a)	2,900	1,848,373
Pulte Homes, Inc.	85,300	937,447

		4,196,039

Media - 7.4%
CBS Corp.-Class B	210,000	2,530,500
Comcast Corp.-Class A	34,900	589,461
News Corp.-Class A	379,200	4,546,608
Time Warner Cable, Inc.-Class A	76,400	3,292,075
Time Warner, Inc.	129,500	3,727,010
Viacom, Inc.-Class B (a)	52,400	1,469,296
The Walt Disney Co.	13,500	370,710

		16,525,660

Multiline Retail - 1.4%
JC Penney Co., Inc.	35,300	1,191,375
Macy’s, Inc.	108,000	1,975,320

		3,166,695

Specialty Retail - 3.0%
AutoNation, Inc. (a)	50,500	913,040
Foot Locker, Inc.	40,400	482,780
Home Depot, Inc.	78,000	2,077,920
Limited Brands, Inc.	39,500	671,105
Lowe’s Cos, Inc.	120,200	2,516,988

		6,661,833

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	107,000	1,918,510

		32,468,737

Health Care - 9.3%
Health Care Providers & Services - 1.2%
Aetna, Inc.	71,100	1,978,713
Cardinal Health, Inc.	27,800	745,040

		2,723,753

Pharmaceuticals - 8.1%
Eli Lilly & Co.	41,600	1,374,048
GlaxoSmithKline PLC (Sponsored ADR)	34,500	1,363,095
Merck & Co., Inc.	130,300	4,121,389

Pfizer, Inc.	453,500	7,505,425
Schering-Plough Corp.	124,000	3,503,000

		17,866,957

		20,590,710

Telecommunication Services - 8.5%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	348,000	9,399,480
Verizon Communications, Inc.	93,200	2,821,164

		12,220,644

Wireless Telecommunication Services - 3.0%
American Tower Corp.-Class A (a)	26,600	968,240
Crown Castle International Corp. (a)	38,800	1,216,768
Sprint Nextel Corp. (a)	727,600	2,874,020
Vodafone Group PLC (Sponsored ADR)	75,200	1,692,000

		6,751,028

		18,971,672

Industrials - 8.0%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	45,600	2,359,800
Raytheon Co.	12,000	575,640

		2,935,440

Building Products - 0.4%
Masco Corp.	75,370	973,781

Electrical Equipment - 0.3%
Cooper Industries Ltd.-Class A	18,000	676,260

Industrial Conglomerates - 3.4%
General Electric Co.	379,400	6,229,748
Textron, Inc.	62,100	1,178,658

		7,408,406

Machinery - 2.3%
Caterpillar, Inc.	58,600	3,007,938
Ingersoll-Rand PLC	45,200	1,386,284
SPX Corp.	10,600	649,462

		5,043,684

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	61,100	661,713

		17,699,284

Consumer Staples - 7.4%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	93,000	1,991,130
Constellation Brands, Inc.-Class A (a)	46,200	699,930

		2,691,060

Food Products - 3.5%
Archer-Daniels-Midland Co.	70,150	2,049,783
Bunge Ltd.	34,100	2,135,001
Kraft Foods, Inc.-Class A	65,900	1,731,193
Sara Lee Corp.	119,800	1,334,572
Smithfield Foods, Inc. (a)	40,500	558,900

		7,809,449

Household Products - 1.2%
Procter & Gamble Co.	44,700	2,589,025

Tobacco - 1.5%
Altria Group, Inc.	86,600	1,542,346
Reynolds American, Inc.	39,600	1,762,992

		3,305,338

		16,394,872

Information Technology - 6.7%
Communications Equipment - 2.3%
Motorola, Inc.	386,800	3,322,612
Nokia OYJ (Sponsored ADR)-Class A	130,900	1,913,758

		5,236,370

Computers & Peripherals - 1.4%
Dell, Inc. (a)	125,484	1,914,886
Western Digital Corp. (a)	31,600	1,154,348

		3,069,234

Electronic Equipment, Instruments & Components - 2.3%
AU Optronics Corp. (Sponsored ADR)	91,464	885,371
Corning, Inc.	115,300	1,765,243
Tyco Electronics Ltd.	105,400	2,348,312
Vishay Intertechnology, Inc. (a)	5,500	43,450

		5,042,376

Software - 0.7%
Symantec Corp. (a)	91,300	1,503,711

		14,851,691

Materials - 2.9%
Chemicals - 1.9%
E.I. Du Pont de Nemours & Co.	103,400	3,323,276
Eastman Chemical Co.	16,100	861,994

		4,185,270

Containers & Packaging - 0.5%
Sonoco Products Co.	40,400	1,112,616

Metals & Mining - 0.5%
AK Steel Holding Corp.	57,200	1,128,556

		6,426,442

Utilities - 1.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	18,900	585,711
Pinnacle West Capital Corp.	26,600	873,012

		1,458,723

Independent Power Producers & Energy Traders - 0.5%
RRI Energy, Inc. (a)	154,100	1,100,274

Multi-Utilities - 0.1%
NiSource, Inc.	18,700	259,743

		2,818,740

Total Common Stocks (cost $216,666,565)		219,288,698

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
State Street Time Deposit 0.01%, 10/01/09 (cost $2,544,000)	$2,544	2,544,000

Total Investments - 100.1% (cost $219,210,565) (b)		221,832,698
Other assets less liabilities - (0.1)%		(180,192)

Net Assets - 100.0%		$221,652,506

(a)	Non-income producing security.
(b)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,316,269 and gross unrealized depreciation of investments was $(24,694,136), resulting in net unrealized appreciation of $2,622,133.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$219,288,698	$–	$–	$219,288,698
Short-Term Investments
Time Deposit	–	2,544,000	–	2,544,000

Total Investments in Securities	219,288,698	2,544,000	–	221,832,698
Other Financial Instruments*	–	–	–	–

Total	$219,288,698	$2,544,000	$–	$221,832,698

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2009